UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-09813

Scout Funds
(Exact name of registrant as specified in charter)

928 Grand Boulevard
Kansas City, MO 64106
(Address of principal executive offices)

Scout Investments, Inc.
928 Grand Boulevard
Kansas City, MO 64106
(Name and address of agent for service)

Registrant's telephone number, including area code: (877) 726-8842

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Semi-Annual Report
December 31, 2014 (Unaudited)

International & Global Funds
Scout International Fund (UMBWX) Scout Emerging Markets Fund (SEMFX) Scout Global Equity Fund (SCGLX)

Domestic Equity Funds
Scout Equity Opportunity Fund (SEOFX) Scout Mid Cap Fund (UMBMX) Scout Small Cap Fund (UMBHX)

Fixed Income Funds
Scout Low Duration Bond Fund (SCLDX)
Scout Core Bond Fund
Institutional Class (SCCIX)
Class Y (SCCYX)
Scout Core Plus Bond Fund
Institutional Class (SCPZX)
Class Y (SCPYX)
Scout Unconstrained Bond Fund
Institutional Class (SUBFX)
Class Y (SUBYX)

This page left blank intentionally.

Table of Contents

International Fund	2

Emerging Markets Fund	6

Global Equity Fund	9

Equity Opportunity Fund	13

Mid Cap Fund	16

Small Cap Fund	20

Low Duration Bond Fund	23

Core Bond Fund	29

Core Plus Bond Fund	34

Unconstrained Bond Fund	40

Statements of Assets and Liabilities	46

Statements of Operations	50

Statements of Changes in Net Assets	52

Financial Highlights	55

Notes to Financial Statements	64

Expense Examples	78

Glossary of Investment Terms	79

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

DECEMBER 31, 2014	1

Scout International Fund
UMBWX

OBJECTIVE & STRATEGY (Unaudited)

The Scout International Fund seeks long-term growth of capital and income by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States.

PORTFOLIO MANAGEMENT TEAM

Michael D. Stack, CFA

Lead Portfolio Manager

Michael P. Fogarty, CFA

Co-Portfolio Manager

Angel M. Lupercio

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout International Fund, MSCI EAFE Index, MSCI ACWI ex USA Index and Lipper International Large-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. The Lipper International Large-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in large-cap growth companies strictly outside the U.S.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets involve even greater risks.

2	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout International Fund
UMBWX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

	1 Year	3 Years	5 Years	10 Years
Scout International Fund	-4.36%	9.49%	5.42%	6.46%
MSCI EAFE Index*	-4.90%	11.06%	5.33%	4.43%
MSCI ACWI ex USA Index*	-3.87%	8.99%	4.43%	5.13%
Lipper International Large-Cap
Growth Funds Index*	-3.80%	10.98%	6.39%	5.26%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. Different fee and expense structures were in effect prior to April 1, 2005. If the new fee and expense structure was in effect, performance for certain periods would have been lower. For the fiscal year ended June 30, 2014, the gross/net expense ratio for the Fund was 1.01% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross/net expense ratio of 1.04%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout
	International	MSCI EAFE*
Number of Holdings	78	910
Weighted Average Market Cap	$53.11B	$62.02B
Weighted Median Market Cap	$33.71B	$38.92B
Price/Earnings Ratio (Trailing 1 Year)	16.4	16.3
Price/Book Ratio	2.2	1.6
EPS Growth (Hist. 5 Yr.)	8.4%	7.6%
Return on Equity	18.2%	15.5%
Standard Deviation (Trailing 3 Years)	11.80%	13.21%
Sharpe Ratio†	0.80	0.83
Beta†	0.85	1.00
Alpha†	0.08%	—
R-squared†	0.91	1.00
Upside Capture†	86%	100%
Downside Capture†	86%	100%
Turnover Ratio (Trailing 1 Year)	15%	—
% in Emerging Markets	12.79%	—
Total Net Assets (in Millions)	$5,490.32	—
Inception Date	9/14/1993	—

†	Measured against the MSCI EAFE Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Aflac, Inc.	2.01%
Turkiye Garanti Bankasi A.S.	1.88%
Magna International, Inc.	1.81%
BASF S.E.	1.77%
Muenchener Rueckversicherungs A.G.	1.75%
Imperial Oil Ltd.	1.72%
Woodside Petroleum Ltd.	1.67%
Credicorp Ltd.	1.66%
Fuji Heavy Industries Ltd.	1.65%
Siemens A.G.	1.64%
Top 10 Holdings Total	17.56%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$32.38	$0.54	$—	$41.53
12/31/11	27.97	0.42	—	37.54
12/31/12	33.35	0.53	—	43.45
12/31/13	37.26	0.44	—	47.80
12/31/14	32.59	0.52	2.57	46.22

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	3

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

INTERNATIONAL FUND

	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.7%
BHP Billiton Ltd.(a)	1,415,916	$67,001,145
CSL Ltd.	1,013,030	71,160,457
Woodside Petroleum Ltd.	2,963,452	91,650,965
Woolworths Ltd.	3,380,704	84,008,383
		313,820,950
CANADA — 5.9%
Canadian Natural Resources Ltd.(b)	2,808,525	86,727,252
Enbridge, Inc.(b)	888,419	45,673,621
Imperial Oil Ltd.(b)	2,189,766	94,225,631
Magna International, Inc.(b)	915,750	99,532,867
		326,159,371
CHINA — 0.6%
AAC Technologies Holdings, Inc.	6,401,618	34,045,212

COLOMBIA — 1.5%
Bancolombia S.A.(a)	1,749,973	83,788,707

DENMARK — 1.1%
Novo Nordisk A/S(a)	1,411,523	59,735,653

FRANCE — 10.3%
Air Liquide S.A.	572,350	70,823,464
AXA S.A.	3,477,622	80,135,958
BNP Paribas S.A.	1,214,798	71,715,565
Carrefour S.A.	2,041,535	62,127,734
Dassault Systemes	460,288	28,068,935
Essilor International S.A.	693,110	77,296,275
Hermes International	18,671	6,648,594
L’Oreal S.A.	315,509	52,808,090
LVMH Moet Hennessy Louis Vuitton S.A.	363,229	57,536,942
Technip S.A.(a)	3,823,297	56,565,679
		563,727,236
GERMANY — 14.6%
Allianz S.E.(a)	4,965,229	82,273,844
BASF S.E.	1,155,153	96,896,705
Bayer A.G.(a)	434,990	59,524,032
Continental A.G.	409,377	86,348,230
Fresenius S.E. & Co. KGaA	1,251,912	65,092,910
Henkel A.G. & Co. KGaA(a)	569,960	60,860,329
Muenchener Rueckversicherungs A.G.	482,905	96,165,938
SAP S.E.(a)	1,078,382	75,109,306
Siemens A.G.	801,651	89,949,627
Volkswagen A.G.	390,907	86,882,439
		799,103,360
IRELAND — 1.3%
Ryanair Holdings PLC*(a)	1,008,060	71,844,436

JAPAN — 13.8%
FANUC Corp.	332,973	54,900,719
Fuji Heavy Industries Ltd.	2,558,817	90,546,258
Honda Motor Co., Ltd.(a)	2,119,473	62,566,843
Japan Tobacco, Inc.	2,887,388	79,468,967
JGC Corp.	3,081,414	63,436,459
Komatsu Ltd.	3,099,299	68,519,092
Kubota Corp.	5,345,960	77,595,427
Nitto Denko Corp.	1,112,614	62,167,879
Rakuten, Inc.*	3,496,036	48,615,223
Sysmex Corp.	1,128,728	50,095,766
Terumo Corp.	2,388,243	54,204,202
Tokyo Electron Ltd.	582,232	44,150,778
		756,267,613
MEXICO — 2.8%
Grupo Financiero Banorte S.A.B. de C.V. — Class O	13,371,710	73,593,437
Wal-Mart de Mexico S.A.B. de C.V.(a)	3,797,143	81,410,746
		155,004,183
NETHERLANDS — 2.4%
Gemalto N.V.	657,076	53,626,355
Royal Dutch Shell PLC(a)	1,117,484	77,732,187
		131,358,542
PERU — 1.7%
Credicorp Ltd.	570,132	91,323,744

SINGAPORE — 2.9%
Singapore Telecommunications Ltd.	24,925,680	73,162,619
United Overseas Bank Ltd.(a)	2,272,499	84,014,288
		157,176,907
SOUTH AFRICA — 1.6%
MTN Group Ltd.	4,677,866	88,984,473

SPAIN — 1.3%
Inditex S.A.	2,473,569	70,560,471

SWEDEN — 2.9%
Sandvik A.B.	6,606,010	64,230,389
SKF A.B.(a)	1,516,656	31,698,111
Svenska Cellulosa A.B. SCA — B Shares	3,064,103	66,057,644
		161,986,144

4	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

INTERNATIONAL FUND (Continued)

	Shares	Value

SWITZERLAND — 9.2%
ABB Ltd.	3,167,369	$67,015,564
Adecco S.A.	1,197,827	82,337,775
Coca-Cola HBC A.G.*	1,539,621	29,313,750
Givaudan S.A.	29,716	53,306,266
Nestle S.A.(a)	790,543	57,670,112
Novartis A.G.(a)	669,367	62,023,546
Roche Holding A.G.	288,598	78,193,396
Syngenta A.G.(a)	1,206,840	77,527,402
		507,387,811
TAIWAN — 2.6%
Largan Precision Co., Ltd.	778,000	58,238,177
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	3,759,235	84,131,679
		142,369,856
TURKEY — 1.9%
Turkiye Garanti Bankasi A.S.	25,704,219	103,255,079

UNITED KINGDOM — 12.0%
Barclays PLC(a)	5,195,916	77,990,699
Compass Group PLC	4,346,520	74,294,600
Diageo PLC(a)	641,399	73,177,212
HSBC Holdings PLC(a)	1,614,195	76,238,430
Prudential PLC(a)	1,726,003	79,689,559
Reckitt Benckiser Group PLC	945,193	76,555,035
SABMiller PLC	1,173,944	61,199,150
Standard Life PLC	9,801,258	60,712,499
WPP PLC	3,911,251	81,321,833
		661,179,017
UNITED STATES — 3.4%
Aflac, Inc.	1,808,072	110,455,119
Mettler-Toledo International, Inc.*	253,487	76,669,678
		187,124,797
TOTAL COMMON STOCKS
(Cost $4,106,356,401) — 99.5%		5,466,203,562

SHORT-TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS
Fidelity Institutional Treasury Portfolio, 0.010%	15,000,000	15,000,000

TOTAL SHORT-TERM INVESTMENTS
(Cost $15,000,000) — 0.3%		15,000,000

TOTAL INVESTMENTS
(Cost $4,121,356,401) — 99.8%		5,481,203,562

Other assets less liabilities — 0.2%		9,115,008

TOTAL NET ASSETS — 100.0%
(equivalent to $32.59 per share;
unlimited shares of $1.00 par value
capital shares authorized;
168,472,222 shares outstanding)		$5,490,318,570

PLC — Public Limited Company

* Non-income producing security.

(a)ADR — American Depositary Receipt.

(b)Canadian security traded on U.S. stock exchange.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	5

Scout Emerging Markets Fund
SEMFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Emerging Markets Fund seeks long-term growth of capital by investing in equity securities of companies domiciled in emerging market countries or companies that derive a majority of their revenue from emerging market countries.

PORTFOLIO MANAGEMENT TEAM

Mark G. Weber, CFA
Lead Portfolio Manager

Eric D. Chenoweth, CFA
Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout Emerging Markets Fund, MSCI Emerging Markets Index and Lipper Emerging Markets Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds, or mutual funds. It is not possible to invest directly in an index. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards, reduced liquidity and other factors. Investments in emerging markets, foreign currency exchange contracts, and a focus on particular countries, regions, industries, sectors or types of investments may involve greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

6	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Emerging Markets Fund
SEMFX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

		Since
	1 Year	Inception‡
Scout Emerging Markets Fund	-0.65%	6.23%
MSCI Emerging Markets Index*	-2.19%	0.58%
Lipper Emerging Markets Funds Index*	-2.66%	0.85%

‡	Inception – October 15, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2014, the gross expense ratio for the Fund was 3.21% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross expense ratio of 2.69%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

Shares of the Scout Emerging Markets Fund that are redeemed (sold) or exchanged within 60 days of purchase will be assessed a redemption fee of 2.00%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

		MSCI
	Scout	Emerging
	Emerging Markets	Markets*
Number of Holdings	39	834
Weighted Average Market Cap	$25.68B	$47.30B
Weighted Median Market Cap	$5.50B	$18.78B
Price to Earnings Ratio (Trailing 1 Year)	20.4	12.6
Price/Book Ratio	3.1	1.5
EPS Growth (Hist. 5 Yr.)	14.2%	12.1%
Return on Equity	17.6%	17.1%
Standard Deviation (Since Inception)	11.99%	12.45%
Sharpe Ratio†	0.55	0.04
Beta†	0.82	1.00
Alpha†	6.04%	—
R-squared†	0.72	1.00
Upside Capture†	104%	100%
Downside Capture†	70%	100%
Turnover Ratio (Trailing 1 Year)	61%	—
Total Net Assets (in Millions)	$18.03	—
Inception Date	10/15/2012	—

†	Measured against the MSCI Emerging Markets Index over the since inception time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Samsung Electronics Co., Ltd.	4.39%
Tegma Gestao Logistica.	3.94%
Corp Lindley S.A.	3.94%
Haier Electronics Group Co., Ltd.	3.89%
Coca-Cola Icecek A.S.	3.33%
Nampak Ltd.	3.20%
Pidilite Industries Ltd.	3.16%
Castrol India Ltd.	2.97%
Turk Traktor ve Ziraat Makineleri A.S.	2.85%
Mega Lifesciences PCL	2.84%
Top 10 Holdings Total	34.51%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
10/15/12	$10.00	$—	$—	$10.00
12/31/12	10.49	—	—	10.49
12/31/13	11.25	0.21	0.04	11.50
12/31/14	10.77	0.09	0.32	11.43

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	7

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EMERGING MARKETS FUND

	Shares	Value

COMMON STOCKS — 90.1%
BRAZIL — 12.1%
Ambev S.A.(a)	68,690	$427,252
Hypermarcas S.A.*	49,100	307,544
Odontoprev S.A.	103,300	383,168
Ouro Fino Saude Animal Participacoes S.A.*	31,000	357,791
Tegma Gestao Logistica	119,000	711,350
		2,187,105
CHINA — 6.0%
Haier Electronics Group Co., Ltd.	297,000	702,605
Tencent Holdings Ltd.	26,000	376,190
		1,078,795
FRANCE — 2.5%
Sanofi(a)	9,900	451,539

INDIA — 12.8%
Bharti Airtel Ltd.	83,900	466,520
Castrol India Ltd.	67,630	536,574
ITC Ltd.	77,300	450,301
Pidilite Industries Ltd.	66,450	569,781
Snowman Logistics Ltd.*	182,758	287,647
		2,310,823
INDONESIA — 1.9%
Kalbe Farma Tbk P.T.	2,276,000	335,547

KENYA — 2.1%
Safaricom Ltd.	2,459,800	381,670

MALAYSIA — 1.3%
Oldtown Bhd	543,900	232,213

MEXICO — 7.6%
Fomento Economico Mexicano S.A.B. de C.V.(a)	4,700	413,741
Fresnillo PLC	22,250	264,440
Kimberly-Clark de Mexico S.A.B. de C.V. — Class A	178,000	387,156
Megacable Holdings S.A.B. de C.V.	77,162	300,933
		1,366,270
PERU — 8.8%
Alicorp S.A.A.	180,800	431,444
Corp Lindley S.A.*	769,893	710,591
InRetail Peru Corp.*(b)	24,497	450,745
		1,592,780
RUSSIA — 3.3%
Magnit PJSC*	2,045	326,636
Mail.ru Group Ltd.*(c)	17,090	275,905
		602,541
SOUTH AFRICA — 7.2%
MTN Group Ltd.	18,630	354,388
Nampak Ltd.	153,800	578,087
Shoprite Holdings Ltd.	25,400	367,606
		1,300,081
SOUTH KOREA — 4.4%
Samsung Electronics Co., Ltd.	535	643,201
Samsung Electronics Co., Ltd.(c)	250	150,062
		793,263
THAILAND — 2.9%
Mega Lifesciences PCL	1,018,300	513,152

TURKEY — 6.2%
Coca-Cola Icecek A.S.	27,800	601,233
Turk Traktor ve Ziraat Makineleri A.S.	15,628	513,530
		1,114,763
UNITED ARAB EMIRATES — 2.0%
Aramex PJSC	431,600	361,850

UNITED STATES — 7.0%
Anadarko Petroleum Corp.	3,918	323,235
Frank’s International N.V.	20,000	332,600
National Oilwell Varco, Inc.	3,773	247,245
Schlumberger Ltd.	4,229	361,199
		1,264,279
VIETNAM — 2.0%
Viet Nam Dairy Products JSC	78,794	351,833

TOTAL COMMON STOCKS
(Cost $16,365,167) — 90.1%		16,238,504

TOTAL INVESTMENTS
(Cost $16,365,167) — 90.1%		16,238,504
Other assets less liabilities — 9.9%		1,794,098

TOTAL NET ASSETS — 100.0%
(equivalent to $10.77 per share;
unlimited shares of $1.00 par value
capital shares authorized;
1,674,621 shares outstanding)		$18,032,602

JSC — Joint Stock Company

PCL — Public Company Limited

PJSC — Private Joint Stock Company

PLC — Public Limited Company

* Non-income producing security.

(a)ADR — American Depository Receipt

(b)144A restricted security.

(c)GDR — Global Depositary Receipt.

See accompanying Notes to Financial Statements.

8	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Global Equity Fund
SCGLX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Global Equity Fund seeks long-term growth of capital by investing primarily in equity securities of companies that are located anywhere in the world, including emerging markets.

PORTFOLIO MANAGEMENT TEAM

James L. Moffett, CFA

Co-Lead Portfolio Manager

James A. Reed II, CFA

Co-Lead Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout Global Equity Fund, MSCI World Index and Lipper Global Multi-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time and typically have above-average growth characteristics compared to MSCI World Index.

REGION/COUNTRY ALLOCATION (Unaudited)
(as a % of total portfolio equities)

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Focusing on particular countries, regions, industries, sectors or types of investments, may cause greater risk of adverse developments in the Fund. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

DECEMBER 31, 2014	9

Scout Global Equity Fund
SCGLX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

			Since
	1 Year	3 Years	Inception‡
Scout Global Equity Fund	3.98%	14.04%	8.22%
MSCI World Index*	4.94%	15.47%	9.66%
Lipper Global Multi-Cap Growth Funds Index*	2.86%	14.64%	7.26%

‡	Inception – June 30, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2014, the gross expense ratio for the Fund was 3.87% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross expense ratio of 3.43%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	MSCI
	Global Equity	World*
Number of Holdings	79	1,636
Weighted Average Market Cap	$71.22B	$97.59B
Weighted Median Market Cap	$36.47B	$50.12B
Price to Earnings Ratio (Trailing 1 Year)	20.0	17.7
Price/Book Ratio	2.7	2.1
EPS Growth (Hist. 5 Yr.)	8.8%	8.2%
Return on Equity	20.0%	18.7%
Standard Deviation (Trailing 3 Years)	10.24%	10.37%
Sharpe Ratio†	1.36	1.48
Beta†	0.95	1.00
Alpha†	-0.57%	—
R-squared†	0.93	1.00
Upside Capture†	92%	100%
Downside Capture†	95%	100%
Turnover Ratio (Trailing 1 Year)	54%	—
% in Emerging Markets	6.05%	—
Total Net Assets (in Millions)	$8.70	—
Inception Date	6/30/2011	—

†	Measured against the MSCI World Index over the trialing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Avago Technologies Ltd.	2.61%
Walt Disney Co.	2.37%
Marsh & McLennan Cos., Inc.	2.29%
Charles Schwab Corp.	2.20%
Microsoft Corp.	2.19%
Canadian Pacific Railway Ltd.	2.04%
General Electric Co.	2.04%
Actavis PLC	2.02%
NXP Semiconductor N.V.	2.01%
Boeing Co.	1.95%
Top 10 Holdings Total	21.72%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
6/30/11	$10.00	$—	$—	$10.00
12/31/11	8.88	0.01	—	8.89
12/31/12	10.15	0.09	—	10.25
12/31/13	12.50	0.04	—	12.64
12/31/14	12.66	0.06	0.28	13.14

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

10	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

GLOBAL EQUITY FUND

	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 0.9%
Amcor Ltd.	6,710	$73,825

CANADA — 5.6%
Canadian Pacific Railway Ltd.(a)	920	177,275
Enbridge, Inc.(a)	1,870	96,137
Imperial Oil Ltd.(a)	2,490	107,145
Magna International, Inc.(a)	1,015	110,320
		490,877
CHINA — 0.6%
Haier Electronics Group Co., Ltd.	21,000	49,679

FRANCE — 4.8%
Air Liquide S.A.(b)	2,580	63,597
AXA S.A.	5,346	123,190
BNP Paribas S.A.	1,400	82,649
Dassault Systemes	1,106	67,445
Sanofi(b)	1,820	83,010
		419,891
GERMANY — 3.5%
BASF S.E.(b)	821	68,463
Bayer A.G.(b)	1,065	145,735
Daimler A.G.	1,100	91,361
		305,559
IRELAND — 1.6%
Ryanair Holdings PLC*(b)	1,928	137,409

JAPAN — 6.4%
FANUC Corp.(b)	4,840	133,245
Japan Tobacco, Inc.	2,900	79,816
Kao Corp.(b)	2,674	105,890
Sysmex Corp.	2,800	124,271
Toyota Motor Corp.(b)	922	115,693
		558,915
MEXICO — 1.3%
Grupo Financiero Banorte S.A.B. de C.V. — Class O	15,100	83,105
Kimberly-Clark de Mexico S.A.B. de C.V. — Class A	12,400	26,971
		110,076
NETHERLANDS — 2.0%
NXP Semiconductor N.V.*	2,283	174,421

PERU — 1.7%
Credicorp Ltd.	940	150,569

SINGAPORE — 1.4%
United Overseas Bank Ltd.(b)	3,300	122,001

SOUTH AFRICA — 0.3%
MTN Group Ltd.	1,467	27,906

SPAIN — 0.6%
Banco Bilbao Vizcaya Argentaria S.A.(b)	5,456	51,232

SWEDEN — 1.2%
Hennes & Mauritz A.B.(b)	12,138	100,260

SWITZERLAND — 2.2%
Nestle S.A.(b)	1,630	118,909
Roche Holding A.G.(b)	2,204	74,914
		193,823
TAIWAN — 1.2%
Hermes Microvision, Inc	2,000	100,021

TURKEY — 0.9%
Turk Traktor ve Ziraat Makineleri A.S	1,031	33,878
Turkiye Garanti Bankasi A.S	11,214	45,047
		78,925
UNITED KINGDOM — 3.7%
Diageo PLC(b)	761	86,823
Prudential PLC(b)	2,091	96,541
SABMiller PLC	1,494	77,884
Vodafone Group PLC(b)	1,734	59,251
		320,499

(Continued on next page)

DECEMBER 31, 2014	11

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

GLOBAL EQUITY FUND (Continued)

	Shares	Value

UNITED STATES — 58.5%
Actavis PLC*	681	$175,296
Adobe Systems, Inc.*	2,230	162,121
Alaska Air Group, Inc.	814	48,645
Allergan, Inc.	626	133,081
AMC Networks, Inc. — Class A*	771	49,167
Anadarko Petroleum Corp.	1,755	144,787
Applied Materials, Inc.	6,000	149,520
Avago Technologies Ltd.	2,261	227,434
Boeing Co.	1,306	169,754
Charles Schwab Corp.	6,332	191,163
Chevron Corp.	1,109	124,408
CNO Financial Group, Inc.	2,081	35,835
Compass Minerals International, Inc.	325	28,220
Computer Sciences Corp.	1,656	104,411
Discover Financial Services	1,856	121,549
Dominion Resources, Inc.	1,334	102,585
Exelis, Inc.	1,425	24,980
Fidelity National Information Services, Inc.	1,410	87,702
General Electric Co.	7,010	177,143
Gilead Sciences, Inc.*	1,115	105,100
Google, Inc. — Class A*	151	80,130
Google, Inc. — Class C*	151	79,486
Hartford Financial Services Group, Inc.	3,770	157,171
KeyCorp	7,450	103,555
Kraft Foods Group, Inc.	2,667	167,114
Lincoln National Corp.	2,690	155,132
Marsh & McLennan Cos., Inc.	3,485	199,481
Mettler-Toledo International, Inc.*	368	111,305
Microsoft Corp.	4,100	190,445
Monsanto Co.	1,162	138,824
Perrigo Co. PLC	615	102,803
Priceline Group, Inc.*	48	54,730
Questar Corp.	1,050	26,544
Salix Pharmaceuticals Ltd.*	960	110,342
Schlumberger Ltd.	1,600	136,656
Signature Bank*	1,260	158,710
Texas Instruments, Inc.	1,900	101,584
TRW Automotive Holdings Corp.*	1,050	107,993
Tyson Foods, Inc. — Class A	1,975	79,178
Verizon Communications, Inc.	2,866	134,071
Walt Disney Co.	2,190	206,276
Zoetis, Inc.	2,990	128,660
		5,093,091
TOTAL COMMON STOCKS
(Cost $6,895,655) — 98.4%		8,558,979

TOTAL INVESTMENTS
(Cost $6,895,655) — 98.4%		8,558,979

Other assets less liabilities — 1.6%		143,439

TOTAL NET ASSETS — 100.0%
(equivalent to $12.66 per share;
unlimited shares of $1.00 par value
capital shares authorized;
687,400 shares outstanding)		$8,702,418

PLC — Public Limited Company

*	Non-income producing security.

(a)	Canadian security traded on U.S. stock exchange.

(b)	ADR — American Depositary Receipt.

See accompanying Notes to Financial Statements.

12	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Equity Opportunity Fund
SEOFX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Equity Opportunity Fund seeks long-term growth of capital by investing in common stocks of companies of any size.

PORTFOLIO MANAGEMENT TEAM

Brent D. Olson

Lead Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout Equity Opportunity Fund, Russell 3000® Index and Lipper Multi-Cap Core Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies representing approximately 98% of the investable U.S. equity market. The Lipper Multi-Cap Core Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Small- and mid-cap stocks are more susceptible to market volatility due to risks such as lack of management experience, product diversification, financial resources, competitive strength, and liquidity. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Highly leveraged companies tend to be more sensitive to issuer, political, market and economic developments especially during economic downturns or periods of rising interest rates. Although the Fund invests in companies that may be highly leveraged, the Fund itself does not use leverage as an investment strategy. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

Fixed income securities involve issuer, credit, inflation, and interest rate risks. When interest rates go up the value of fixed income securities such as bonds typically go down and investors may lose principal value. High yield securities involve greater risk than investment grade securities.

DECEMBER 31, 2014	13

Scout Equity Opportunity Fund
SEOFX

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2014

Since
Inception‡
Scout Equity Opportunity Fund	15.93%
Russell 3000® Index*	11.42%
Lipper Multi-Cap Core Funds Index*	9.33%

‡	Inception – March 28, 2014.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal period ended June 30, 2014, the gross expense ratio for the Fund was 5.87% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross expense ratio of 4.43%.

The short-term returns are not typical and may not continue in the future. Because of ongoing volatility, fund performance may be subject to substantial short-term changes.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Equity Opportunity	3000®*
Number of Holdings	61	3,054
Weighted Average Market Cap	$41.71B	$108.24B
Weighted Median Market Cap	$9.33B	$48.35B
Price to Earnings Ratio (Trailing 1 Year)	22.9	18.9
Price/Book Ratio	3.4	2.7
EPS Growth (Hist. 5 Yr.)	14.0%	8.2%
Return on Equity	21.7%	19.7%
Total Net Assets (in Millions)	$7.77	—
Inception Date	3/28/2014	—

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Service Corp. International	3.39%
Skyworks Solutions, Inc.	3.04%
Actavis PLC	2.79%
Crown Holdings, Inc.	2.71%
Berry Plastics Group, Inc.	2.62%
Akorn, Inc.	2.54%
Sensata Technologies Holding N.V.	2.50%
PVH Corp.	2.43%
Kroger Co.	2.41%
Spectrum Brands Holdings, Inc.	2.36%
Top 10 Holdings Total	26.79%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
3/28/14	$10.00	$—	$—	$10.00
12/31/14	11.43	0.16	—	11.59

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

14	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

EQUITY OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS — 98.4%
CONSUMER DISCRETIONARY — 30.0%
AMC Entertainment Holdings, Inc. — Class A	3,730	$97,651
AMC Networks, Inc. — Class A*	1,761	112,299
Aramark	5,367	167,182
Cinemark Holdings, Inc.	4,829	171,816
Comcast Corp. — Class A	2,681	155,525
Gildan Activewear, Inc.	2,360	133,458
Hilton Worldwide Holdings, Inc.*	3,593	93,741
Jarden Corp.*	2,563	122,717
Nexstar Broadcasting Group, Inc. — Class A	2,468	127,818
PVH Corp.	1,467	188,025
Sally Beauty Holdings, Inc.*	3,046	93,634
Service Corp. International	11,534	261,822
Starwood Hotels & Resorts Worldwide, Inc.	1,533	124,280
Starz — Class A*	2,630	78,111
Time Warner, Inc.	1,504	128,472
Twenty-First Century Fox, Inc. — Class B	2,065	76,178
VF Corp.	1,953	146,280
Walt Disney Co.	607	57,173
		2,336,182
CONSUMER STAPLES — 9.5%
Anheuser-Busch InBev N.V.(a)	1,448	162,639
Constellation Brands, Inc. — Class A*	1,199	117,706
Kroger Co.	2,902	186,338
Molson Coors Brewing Co. — Class B	1,167	86,965
Spectrum Brands Holdings, Inc.	1,905	182,270
		735,918
ENERGY — 1.7%
EOG Resources, Inc.	762	70,157
Gulfport Energy Corp.*	1,474	61,525
		131,682
FINANCIALS — 9.3%
Citizens Financial Group, Inc.	3,139	78,036
Discover Financial Services	1,658	108,582
Lazard Ltd. — Class A	2,128	106,464
PacWest Bancorp	2,818	128,106
PrivateBancorp, Inc.	3,209	107,181
Regions Financial Corp.	8,713	92,009
Texas Capital Bancshares, Inc.*	1,916	104,096
		724,474
HEALTH CARE — 13.3%
Actavis PLC*	839	215,967
Akorn, Inc.*	5,432	196,639
Catamaran Corp.*	3,107	160,787
Cooper Cos., Inc.	876	141,991
Envision Healthcare Holdings, Inc.*	4,315	149,687
HCA Holdings, Inc.*	565	41,465
Salix Pharmaceuticals Ltd.*	1,103	126,779
		1,033,315
INDUSTRIALS — 9.8%
General Dynamics Corp.	984	135,418
Honeywell International, Inc.	1,350	134,892
Huntington Ingalls Industries, Inc.	1,015	114,147
Sensata Technologies Holding N.V.*	3,691	193,445
Wabtec Corp.	1,517	131,812
Waste Connections, Inc.	1,209	53,184
		762,898
INFORMATION TECHNOLOGY — 17.1%
Alibaba Group Holding Ltd.*(a)	335	34,820
Amphenol Corp. — Class A	1,712	92,123
Apple, Inc.	838	92,498
Fidelity National Information Services, Inc.	2,515	156,433
iGATE Corp.*	3,183	125,665
Microsoft Corp.	2,786	129,410
NXP Semiconductor N.V.*	832	63,565
QUALCOMM, Inc.	1,428	106,143
Seagate Technology PLC	1,116	74,214
Skyworks Solutions, Inc.	3,237	235,362
TE Connectivity Ltd.	2,097	132,635
Western Digital Corp.	768	85,018
		1,327,886
MATERIALS — 6.8%
Ball Corp.	1,713	116,775
Berry Plastics Group, Inc.*	6,420	202,551
Crown Holdings, Inc.*	4,118	209,606
		528,932
TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	1,455	68,065

TOTAL COMMON STOCKS
(Cost $6,806,761) — 98.4%		7,649,352

TOTAL INVESTMENTS
(Cost $6,806,761) — 98.4%		7,649,352
Other assets less liabilities — 1.6%		121,256

TOTAL NET ASSETS — 100.0%
(equivalent to $11.43 per share;
unlimited shares of $1.00 par value
capital shares authorized;
679,587 shares outstanding)		$7,770,608

PLC — Public Limited Company

*	Non-income producing security.

(a)ADR	— American Depositary Receipt.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	15

Scout Mid Cap Fund
UMBMX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Mid Cap Fund seeks long-term growth of capital by investing in common stocks of mid cap companies.

PORTFOLIO MANAGEMENT TEAM

G. Patrick Dunkerley, CFA

Lead Portfolio Manager

Derek M. Smashey, CFA

Co-Portfolio Manager

John A. Indellicate II, CFA

Co-Portfolio Manager

Jason J. Votruba, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout Mid Cap Fund, Russell Midcap® Index and Lipper Mid-Cap Core Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Russell Midcap® Index is a subset of the Russell 1000® Index and measures the performance of approximately 800 of the smallest companies in the Russell 1000® Index. The Lipper Mid-Cap Core Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in mid-cap core companies.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Mid-cap stocks may temporarily fall out of favor or perform poorly relative to other types of investments. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

16	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Mid Cap Fund
UMBMX

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2014

				Since
	1 Year	3 Years	5 Years	Inception‡
Scout Mid Cap Fund	4.09%	16.35%	15.11%	11.32%
Russell Midcap® Index*	13.22%	21.40%	17.19%	8.78%
Lipper Mid-Cap Core Funds Index*	8.89%	19.58%	14.88%	8.06%

‡	Inception – October 31, 2006.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2014, the gross/net expense ratio for the Fund was 1.02% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross/net expense ratio of 1.02%.

The “Since Inception” performance return for the Fund reflects a fee waiver that was in effect. In absence of such waiver, the return would be reduced.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell
	Mid Cap	Midcap®*
Number of Holdings	100	846
Weighted Average Market Cap.	$10.14B	$13.01B
Weighted Median Market Cap.	$8.52B	$11.27B
Price to Earnings Ratio (Trailing 1 Year)	20.5	21.3
Price/Book Ratio	2.5	2.6
EPS Growth (Hist. 5 Yr.)	15.9%	9.2%
Return on Equity	18.4%	16.4%
Standard Deviation†	12.42%	10.29%
Sharpe Ratio†	1.31	2.07
Beta†	1.16	1.00
Alpha†	-7.29%	—
R-squared†	0.92	1.00
Upside Capture†	92%	100%
Downside Capture†	129%	100%
Turnover Ratio (Trailing 1 Year)	163%	—
Total Net Assets (in Millions)	$2,036.30	—
Inception Date	10/31/2006	—

†	Measured against the Russell Midcap® Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Atmos Energy Corp.	4.38%
Hartford Financial Services Group, Inc.	3.93%
DTE Energy Co.	3.81%
Computer Sciences Corp.	3.49%
KeyCorp.	3.20%
Lincoln National Corp.	2.31%
TRW Automotive Holdings Corp.	1.92%
Compass Minerals International, Inc.	1.89%
DaVita HealthCare Partners, Inc.	1.66%
Exelis, Inc.	1.61%
Top 10 Holdings Total	28.20%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$13.36	$0.10	$0.54	$14.95
12/31/11	12.72	0.50	0.16	14.97
12/31/12	13.67	0.24	0.06	16.22
12/31/13	17.81	0.44	0.55	21.35
12/31/14	15.44	0.61	2.48	22.07

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	17

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

MID CAP FUND

	Shares	Value

COMMON STOCKS — 100.2%
CONSUMER DISCRETIONARY — 23.4%
Advance Auto Parts, Inc.	64,100	$10,209,848
AMC Networks, Inc. — Class A*	445,900	28,435,043
Big Lots, Inc.	420,940	16,846,019
Buffalo Wild Wings, Inc.*	118,100	21,302,878
Cabela’s, Inc.*	212,875	11,220,641
Chipotle Mexican Grill, Inc. — Class A*	26,593	18,203,174
Cracker Barrel Old Country Store, Inc.	38,875	5,472,045
Discovery Communications, Inc. — Class C*	196,225	6,616,707
Dollar Tree, Inc.*	457,000	32,163,660
DR Horton, Inc.	819,327	20,720,780
Expedia, Inc.	227,225	19,395,926
Harley-Davidson, Inc.	268,875	17,721,551
Lear Corp.	233,700	22,921,296
Life Time Fitness, Inc.*	146,890	8,316,912
LKQ Corp.*	676,300	19,017,556
Lululemon Athletica, Inc.*	412,100	22,991,059
NVR, Inc.*	9,207	11,741,963
O’Reilly Automotive, Inc.*	27,950	5,383,729
Panera Bread Co. — Class A*	116,733	20,404,928
Priceline Group, Inc.*	6,800	7,753,428
Ross Stores, Inc.	234,425	22,096,900
Royal Caribbean Cruises Ltd.(a)	79,650	6,565,550
Tenneco, Inc.*	237,905	13,467,802
Texas Roadhouse, Inc.	165,075	5,572,932
Thor Industries, Inc.	353,724	19,762,560
Tractor Supply Co.	181,875	14,335,388
TripAdvisor, Inc.*	367,013	27,401,191
TRW Automotive Holdings Corp.*	382,913	39,382,602
		475,424,068
CONSUMER STAPLES — 7.5%
Casey’s General Stores, Inc.	83,050	7,501,076
Hain Celestial Group, Inc.*	322,950	18,824,756
Hormel Foods Corp.	401,275	20,906,427
JM Smucker Co.	175,375	17,709,368
Kroger Co.	100,225	6,435,447
Monster Beverage Corp.*	164,569	17,831,051
Sprouts Farmers Market, Inc.*	677,665	23,027,057
Tyson Foods, Inc. — Class A	525,100	21,051,259
Whole Foods Market, Inc.	400,925	20,214,638
		153,501,079

ENERGY — 3.4%
Antero Resources Corp.*	146,783	5,956,454
Concho Resources, Inc.*	93,359	9,312,560
Diamondback Energy, Inc.*	252,125	15,072,033
Energen Corp.	180,425	11,503,898
Gulfport Energy Corp.*	239,464	9,995,227
Pioneer Natural Resources Co.	55,001	8,186,899
U.S. Silica Holdings, Inc.	384,399	9,875,210
		69,902,281
FINANCIALS — 15.5%
American Capital Agency Corp. REIT	895,894	19,557,366
CBOE Holdings, Inc.	175,346	11,120,443
Hartford Financial Services Group, Inc.	1,936,825	80,746,234
Host Hotels & Resorts, Inc. REIT	868,450	20,643,056
KeyCorp.	4,727,904	65,717,866
Lazard Ltd. — Class A (a)	314,124	15,715,624
Lincoln National Corp.	821,925	47,400,415
Regions Financial Corp.	2,988,580	31,559,405
Signature Bank*	106,426	13,405,419
SVB Financial Group*	84,700	9,831,129
		315,696,957
HEALTH CARE — 10.8%
Acorda Therapeutics, Inc.*	207,800	8,492,786
Air Methods Corp.*	110,850	4,880,726
Akorn, Inc.*	285,624	10,339,589
Catamaran Corp.*(a)	514,600	26,630,550
Cooper Cos., Inc	120,275	19,495,375
DaVita HealthCare Partners, Inc.*	450,450	34,117,083
Isis Pharmaceuticals, Inc.*	93,700	5,785,038
Medivation, Inc.*	143,600	14,303,996
PAREXEL International Corp.*	551,236	30,626,672
PerkinElmer, Inc.	431,425	18,866,215
Perrigo Co. PLC (a)	132,178	22,094,874
Salix Pharmaceuticals Ltd.*	100,275	11,525,608
Universal Health Services, Inc. — Class B	108,150	12,032,769
		219,191,281
INDUSTRIALS — 11.4%
AECOM Technology Corp.*	921,300	27,979,881
Con-way, Inc.	488,893	24,043,758
Exelis, Inc.	1,887,399	33,086,104
Generac Holdings, Inc.*	625,350	29,241,366
Huntington Ingalls Industries, Inc.	249,825	28,095,319
JetBlue Airways Corp.*	586,932	9,308,742
Manpowergroup, Inc.	174,950	11,926,341
Spirit Airlines, Inc.*	116,625	8,814,518
Textron, Inc.	312,734	13,169,229
United Rentals, Inc.*	206,400	21,054,864
Verisk Analytics, Inc. — Class A*	386,025	24,724,901
		231,445,023

18	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

MID CAP FUND (Continued)

	Shares	Value

INFORMATION TECHNOLOGY — 15.6%
Avago Technologies Ltd.(a)	264,450	$26,601,025
Avnet, Inc.	563,916	24,259,666
Computer Sciences Corp.	1,137,925	71,746,171
DST Systems, Inc.	150,800	14,197,820
Fidelity National Information Services, Inc.	435,350	27,078,770
HomeAway, Inc.*	223,225	6,647,641
IAC/InterActiveCorp.	301,775	18,344,902
iGATE Corp.*	317,714	12,543,349
Linear Technology Corp.	437,350	19,943,160
Palo Alto Networks, Inc.*	70,225	8,607,478
Seagate Technology PLC (a)	315,665	20,991,723
Skyworks Solutions, Inc.	425,278	30,921,963
Western Digital Corp.	131,225	14,526,608
Yelp, Inc. — Class A*	195,875	10,720,239
Zillow, Inc. — Class A*	103,075	10,914,612
		318,045,127
MATERIALS — 3.2%
Compass Minerals International, Inc.	446,875	38,802,156
KapStone Paper and Packaging Corp.	493,814	14,473,689
Louisiana-Pacific Corp.*	770,000	12,751,200
		66,027,045
UTILITIES — 9.4%
Alliant Energy Corp.	104,928	6,969,318
Atmos Energy Corp.	1,614,582	89,996,801
DTE Energy Co.	906,975	78,335,431
Questar Corp.	625,673	15,817,013
		191,118,563
TOTAL COMMON STOCKS
(Cost $1,869,381,709) — 100.2%		2,040,351,424
TOTAL INVESTMENTS
(Cost $1,869,381,709) — 100.2%		2,040,351,424

Liabilities less other assets — (0.2)%		(4,048,101)

TOTAL NET ASSETS — 100.0%
(equivalent to $15.44 per share;
unlimited shares of $1.00 par value
capital shares authorized;
131,868,739 shares outstanding)		$2,036,303,323

PLC — Public Limited Company

REIT — Real Estate Investment Trust

*	Non-income producing security.

(a)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	19

Scout Small Cap Fund
UMBHX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of equity securities of small cap companies located anywhere in the United States.

PORTFOLIO MANAGEMENT TEAM

Thomas W. Laming

Lead Portfolio Manager

James R. McBride, CFA

Co-Portfolio Manager

Timothy L. Miller, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

as of December 31, 2014

Performance returns for the Scout Small Cap Fund, Russell 2000® Growth Index, and Lipper Small-Cap Growth Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.The Russell 2000® Growth Index is a subset of the Russell 3000® Index and measures the performance of approximately 2,000 of the smallest growth companies in the Russell 3000® Index. The Lipper Small-Cap Growth Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 75% of their equity assets in small-cap growth companies.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: Due to the limited focus, the Fund is more susceptible to market volatility because smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Additionally, smaller company stocks tend to be sold less often and in smaller amounts than larger company stocks. Real Estate Investment Trusts (REITS) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

20	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Small Cap Fund
UMBHX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

	1 Year	3 Years	5 Years	10 Years
Scout Small Cap Fund	5.44%	19.58%	14.68%	6.76%
Russell 2000® Growth Index*	5.60%	20.14%	16.80%	8.54%
Lipper Small-Cap
Growth Funds Index*	1.98%	18.23%	15.02%	7.38%

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. Different fee and expense structures were in effect prior to April 1, 2005. If the new fee and expense structure was in effect, performance for certain periods would have been lower. For the fiscal year ended June 30, 2014, the gross/net expense ratio for the Fund was 1.27%** (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross/net expense ratio of 1.12%.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Russell 2000®
	Small Cap	Growth*
Number of Holdings	71	1,205
Weighted Average Market Cap	$2.64B	$2.10B
Weighted Median Market Cap	$2.05B	$1.85B
Price to Earnings Ratio (Trailing 1 Year)	24.5	25.2
Price/Book Ratio	2.8	4.0
EPS Growth (Hist. 5 Yr.)	11.5%	10.4%
Return on Equity	11.5%	9.6%
Standard Deviation†	13.06%	14.02%
Sharpe Ratio†	1.49	1.43
Beta†	0.87	1.00
Alpha†	1.86%	—
R-squared†	0.88	1.00
Upside Capture†	90%	100%
Downside Capture†	79%	100%
Turnover Ratio (Trailing 1 Year)	19%	—
Total Net Assets (in Millions)	$247.47	—
Inception Date	12/18/1986	—

†	Measured against the Russell 2000® Growth Index over the trailing three year time period.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

TOP 10 EQUITY HOLDINGS (Unaudited)

Percent
of Total
Cracker Barrel Old Country Store, Inc.	3.33%
Jack Henry & Associates, Inc.	3.18%
Akorn, Inc.	2.99%
j2 Global, Inc.	2.97%
Team Health Holdings, Inc.	2.74%
Alaska Air Group, Inc.	2.71%
Buckle, Inc.	2.65%
Centene Corp.	2.57%
BroadSoft, Inc.	2.46%
Monro Muffler Brake, Inc.	2.44%
Top 10 Holdings Total	28.04%

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$15.42	$—	$—	$29.52
12/31/11	14.80	—	—	28.90
12/31/12	17.45	0.06	—	31.61
12/31/13	23.91	—	—	38.07
12/31/14	25.03	—	0.18	39.37

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	The gross/net expense ratio of the Fund for the fiscal year ended June 30, 2014 (as disclosed in the most recent Prospectus) includes the acquired fund fees and expenses as required by the SEC. The acquired fund fees and expenses are not direct costs paid by Fund shareholders and have no impact on the costs associated with the Fund’s operations. The acquired fund fees and expenses are not included in the Fund’s financial statements found in the annual report. The gross/net expense ratio disclosed in the June 30, 2014 annual report was 1.12%.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	21

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

SMALL CAP FUND

	Shares	Value

COMMON STOCKS — 99.5%
CONSUMER DISCRETIONARY — 16.6%
Buckle, Inc.	125,025	$6,566,313
Cracker Barrel Old Country Store, Inc.	58,700	8,262,612
iRobot Corp.*	122,600	4,256,672
Monro Muffler Brake, Inc.	104,500	6,040,100
Sotheby’s	106,500	4,598,670
Steiner Leisure Ltd.*(a)	93,357	4,314,027
Thor Industries, Inc.	55,931	3,124,865
Weight Watchers International, Inc.*	153,914	3,823,224
		40,986,483
ENERGY — 2.1%
Geospace Technologies Corp.*	60,860	1,612,790
Gulfport Energy Corp.*	47,600	1,986,824
U.S. Silica Holdings, Inc.	61,900	1,590,211
		5,189,825
FINANCIALS — 9.2%
CNO Financial Group, Inc.	212,600	3,660,972
Cohen & Steers, Inc.	107,726	4,533,110
eHealth, Inc.*	31,100	775,012
EverBank Financial Corp.	140,500	2,677,930
Hercules Technology Growth Capital, Inc.	230,400	3,428,352
Mid-America Apartment Communities, Inc. REIT	43,000	3,211,240
PRA Group, Inc.*	77,710	4,501,740
		22,788,356
HEALTH CARE — 28.8%
Acorda Therapeutics, Inc.*	75,000	3,065,250
Adeptus Health, Inc. - Class A*	44,300	1,656,820
Air Methods Corp.*	86,000	3,786,580
Akorn, Inc.*	204,900	7,417,380
Bruker Corp.*	265,400	5,207,148
Centene Corp.*	61,300	6,366,005
Covance, Inc.*	28,800	2,990,592
Cynosure, Inc. - Class A*	135,900	3,726,378
Genomic Health, Inc.*	70,600	2,257,082
Hanger, Inc.*	35,000	766,500
HMS Holdings Corp.*	105,000	2,219,700
ICU Medical, Inc.*	60,145	4,925,876
MWI Veterinary Supply, Inc.*	14,400	2,446,704
Omnicell, Inc.*	135,400	4,484,448
Salix Pharmaceuticals Ltd.*	48,500	5,574,590
Sirona Dental Systems, Inc.*	42,800	3,739,436
Team Health Holdings, Inc.*	117,900	6,782,787
U.S. Physical Therapy, Inc.	90,050	3,778,498
		71,191,774
INDUSTRIALS — 13.9%
Aegion Corp.*	139,800	2,601,678
Alaska Air Group, Inc.	112,400	6,717,024
Celadon Group, Inc.	141,600	3,212,904
Chart Industries, Inc.*	45,500	1,556,100
Erickson, Inc.*	138,800	1,157,592
Genesee & Wyoming, Inc. - Class A*	27,500	2,472,800
Kirby Corp.*	23,200	1,873,168
Power Solutions International, Inc.*	37,908	1,956,432
PowerSecure International, Inc.*	217,600	2,535,040
Proto Labs, Inc.*	38,100	2,558,796
Teledyne Technologies, Inc.*	37,900	3,893,846
Triumph Group, Inc.	31,100	2,090,542
WageWorks, Inc.*	27,300	1,762,761
		34,388,683
INFORMATION TECHNOLOGY — 26.5%
ADTRAN, Inc.	83,900	1,829,020
Ambarella, Inc.*(a)	107,100	5,432,112
Amber Road, Inc.*	69,200	707,224
BroadSoft, Inc.*	209,900	6,091,298
Covisint Corp.*	157,245	416,699
Cypress Semiconductor Corp.	276,400	3,946,992
Daktronics, Inc.	228,800	2,862,288
Electronics for Imaging, Inc.*	67,500	2,891,025
ePlus, Inc.*	47,800	3,617,982
II-VI, Inc.*	214,500	2,927,925
InvenSense, Inc.*	77,100	1,253,646
j2 Global, Inc.	118,600	7,353,200
Jack Henry & Associates, Inc.	126,900	7,885,566
Kofax Ltd.*(a)	155,800	1,095,274
Liquidity Services, Inc.*	118,400	967,328
Monotype Imaging Holdings, Inc.	138,400	3,990,072
Semtech Corp.*	139,200	3,837,744
Stratasys Ltd.*(a)	51,145	4,250,661
Veeco Instruments, Inc.*	124,800	4,353,024
		65,709,080
MATERIALS — 2.4%
Balchem Corp.	59,200	3,945,088
Carpenter Technology Corp.	32,500	1,600,625
Marrone Bio Innovations, Inc.*	123,500	445,835
		5,991,548
TOTAL COMMON STOCKS
(Cost $173,732,901) — 99.5%		246,245,749

TOTAL INVESTMENTS
(Cost $173,732,901) — 99.5%		246,245,749

Other assets less liabilities — 0.5%		1,225,026

TOTAL NET ASSETS — 100.0%
(equivalent to $25.03 per share;
unlimited shares of $1.00 par value
capital shares authorized;
9,885,846 shares outstanding)		$247,470,775

REIT — Real Estate Investment Trust

* Non-income producing security.

(a) Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

22	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Low Duration Bond Fund
SCLDX

OBJECTIVE & STRATEGY (Unaudited)

The Scout Low Duration Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in fixed income instruments and targeting an estimated average portfolio duration of one to four years.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)
as of December 31, 2014

Performance returns for the Scout Low Duration Bond Fund, Barclays 1-3 Year U.S. Government/Credit Index and Lipper Short Investment-Grade Debt Funds Index assume dividends were reinvested for the entire period.

For Illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays 1-3 Year U.S. Government/Credit Index measures the performance of Treasuries, government-related issues and corporate bonds with maturities from one to three years. The Lipper Short Investment-Grade Debt Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest primarily in investment-grade debt issues with dollar-weighted average maturities of less than three years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same issuer, interest rate, inflation, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. High yield securities involve greater risk than investment grade securities. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

DECEMBER 31, 2014	23

Scout Low Duration Bond Fund
SCLDX

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

		Since
	1 Year	Inception†
Scout Low Duration Bond Fund	1.00%	1.75%
Barclays 1-3 Year U.S. Government/Credit Index*	0.77%	0.75%
Lipper Short Investment-Grade Debt Funds Index*	0.99%	1.15%

†	Inception – August 29, 2012.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2014, the gross expense ratio for the Fund was 0.97% (as disclosed in the most recent Prospectus) compared to the December 31, 2014 gross expense ratio of 1.10%.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
8/29/12	$10.00	$—	$—	$10.00
12/31/12	10.10	0.07	—	10.17
12/31/13	10.09	0.15	—	10.31
12/31/14	10.04	0.13	0.02	10.41

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

	Scout	Barclays 1-3
	Low Duration	U.S. Govt./
	Bond	Credit Index*
Average Maturity	1.8 years	2.0 years
Average Duration	1.6 years	1.9 years
30-Day SEC Yield**
(Unsubsidized/Subsidized)	0.51%/1.15%	—
Number of Holdings	128	1,584
Total Net Assets (in millions)	$39.03	—
Inception Date	8/29/2012	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

24	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

LOW DURATION BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 11.2%
AmeriCredit Automobile Receivables Trust
Series 2012-1, Class B,
1.730%, 2/8/17(a)	$37,768	$37,828
Series 2012-4, Class A3,
0.670%, 6/8/17(a)	140,152	140,157
Chase Issuance Trust
Series 2013-A2, Class A2,
0.261%, 2/15/17(a)(b)	375,000	374,975
Series 2012-A5, Class A5,
0.590%, 8/15/17(a).	240,000	240,076
Fifth Third Auto Trust
Series 2014-1, Class A2,
0.460%, 8/15/16(a)	306,196	306,163
GMACM Home Equity Loan Trust
Series 2003-HE1, Class A3,
0.450%, 4/25/33(a)(b)	497,793	460,405
GreenPoint Mortgage Funding Trust
Series 2005-HE1, Class M2,
0.845%, 9/25/34(a)(b)	112,021	111,515
GSAA Trust
Series 2006-S1, Class 1A1,
0.490%, 1/25/37(a)(b)	146,922	56,804
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1,
2.200%, 3/25/16(a)(c)	150,000	150,354
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(c)	445,000	443,984
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(b)	2,391	2,380
Home Equity Mortgage Trust
Series 2006-1, Class A2,
5.800%, 5/25/36(a)	93,122	76,378
Home Loan Trust
Series 2006-HI4, Class A3,
5.440%, 9/25/36(a)	5,013	5,004
Honda Auto Receivables Owner Trust
Series 2014-4, Class A3,
0.990%, 9/17/18(a)	390,000	389,046
Huntington Auto Trust
Series 2012-2, Class A3,
0.510%, 4/17/17(a)	240,321	240,297
Hyundai Auto Receivables Trust
Series 2013-B, Class A3,
0.710%, 9/15/17(a)	345,000	345,225
IndyMac Home Equity Loan Trust
Series 2004-2, Class A,
0.276%, 9/28/36(a)(b)	215,373	211,102
M&T Bank Auto Receivables Trust
Series 2013-1A, Class A2,
0.660%, 2/16/16(a)(c)	56,022	56,023
MSCC Heloc Trust
Series 2007-1, Class A,
0.270%, 12/25/31(a)(b)	342,493	323,398
Nissan Auto Receivables Owner Trust
Series 2014-A, Class A3,
0.720%, 8/15/18(a)	200,000	199,548
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
0.790%, 1/25/36(a)(b)(c)	53,199	48,739
SLM Student Loan Trust
Series 2005-10, Class A4,
0.344%, 10/25/19(a)(b)	82,776	82,664
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
0.470%, 12/25/35(a)(b)(c)	88,602	86,167
TOTAL ASSET-BACKED SECURITIES
(Cost $4,369,700) — 11.2%		4,388,232

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4A,
5.588%, 6/24/50(a)(b)(c)	295,885	308,253
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.226%, 7/15/44(a)(b)	280,775	285,312
Citigroup Commercial Mortgage Trust
Series 2005-C3, Class A4,
4.860%, 5/15/43(a)	11,527	11,515
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C6, Class A4,
5.230%, 12/15/40(a)(b)	396,132	403,612
GE Capital Commercial Mortgage
Series 2005-C2, Class A4,
4.978%, 5/10/43(a)(b)	495,678	496,584
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-CBM, Class A,
1.061%, 10/15/29(b)(c)	285,000	285,184
Series 2005-CB11, Class A4,
5.335%, 8/12/37(a)(b)	154,551	154,732
Series 2012-C8, Class A1,
0.705%, 10/15/45(a)	93,819	93,806
Merrill Lynch Mortgage Trust
Series 2005-LC1, Class A4,
5.291%, 1/12/44(a)(b)	398,197	409,040
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	323,186	321,379
Series 2013-C9, Class A1,
0.825%, 5/15/46(a)	126,251	125,775
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A1,
0.673%, 11/15/45(a)	84,115	83,840
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	103,438	103,218
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $3,148,924) — 7.9%		3,082,250

(Continued on next page)

DECEMBER 31, 2014	25

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS — 36.5%
21st Century Fox America, Inc.
8.000%, 10/17/16	$285,000	$318,254
Ally Financial, Inc.
8.300%, 2/12/15	435,000	438,023
5.500%, 2/15/17	370,000	388,500
American Express Credit Corp.
1.125%, 6/5/17	100,000	99,685
American Honda Finance Corp.
1.500%, 9/11/17(c)	190,000	190,169
American International Group, Inc.
5.850%, 1/16/18	175,000	195,667
Anadarko Petroleum Corp.
6.375%, 9/15/17	355,000	394,690
Bank of America Corp.
1.700%, 8/25/17	615,000	615,140
British Telecommunications PLC
1.250%, 2/14/17	185,000	184,079
Capital One N.A.
1.500%, 9/5/17(a)	250,000	247,986
Caterpillar Financial Services Corp.
1.250%, 8/18/17	120,000	119,505
Citigroup, Inc.
4.450%, 1/10/17	460,000	486,258
1.850%, 11/24/17	310,000	309,644
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16	270,000	273,572
Credit Suisse
1.375%, 5/26/17	360,000	358,939
Daimler Finance North America, LLC
1.375%, 8/1/17(c)	220,000	218,973
Deutsche Bank A.G.
6.000%, 9/1/17	150,000	166,633
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(c)	215,000	218,396
DISH DBS Corp.
7.750%, 5/31/15	250,000	256,562
DPL, Inc.
6.500%, 10/15/16(a)	56,000	59,080
Duke Energy Indiana, Inc.
6.050%, 6/15/16	175,000	187,643
ERAC USA Finance, LLC
6.375%, 10/15/17(c)	330,000	370,525
Ford Motor Credit Co., LLC
4.250%, 2/3/17	545,000	572,288
1.724%, 12/6/17	465,000	460,194
General Electric Capital Corp.
2.300%, 4/27/17	240,000	245,820
General Mills, Inc.
1.400%, 10/20/17	125,000	124,469
Goldman Sachs Group, Inc.
3.625%, 2/7/16	540,000	554,071
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	197,000	211,313
5.375%, 3/15/17	515,000	556,305
ING Bank N.V.
3.750%, 3/7/17(c)	630,000	659,296
IPALCO Enterprises, Inc.
5.000%, 5/1/18(a)	240,000	253,200
Jersey Central Power & Light Co.
5.650%, 6/1/17	316,000	344,027
JPMorgan Chase & Co.
2.600%, 1/15/16	185,000	188,171
Liberty Mutual Group, Inc.
6.700%, 8/15/16(c).	285,000	309,040
Liberty Property LP
5.500%, 12/15/16	175,000	187,895
Lincoln National Corp.
4.300%, 6/15/15	145,000	147,294
MetLife, Inc.
1.756%, 12/15/17	755,000	757,490
Morgan Stanley
3.800%, 4/29/16	375,000	387,382
New York Life Global Funding
1.125%, 3/1/17(c).	95,000	94,787
1.450%, 12/15/17(c)	215,000	214,439
Principal Life Global Funding II
1.500%, 9/11/17(c)	255,000	254,275
Prudential Financial, Inc.
4.750%, 9/17/15	140,000	143,657
Prudential Insurance Co. of America
8.100%, 7/15/15(c)	150,000	155,748
Transocean, Inc.
5.050%, 12/15/16	500,000	502,394
UBS A.G.
5.875%, 12/20/17	145,000	161,906
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	106,769	116,532
Wells Fargo & Co.
1.400%, 9/8/17	550,000	549,553
TOTAL CORPORATE BONDS
(Cost $14,300,449) — 36.5%		14,249,469

26	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES — 33.1%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-10, Class 7A1,
5.000%, 9/25/15(a)	$3,947	$3,943
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 41A1,
5.107%, 3/27/37(a)(b)(c)	101,384	104,078
Fannie Mae Pool
2.970%, 3/1/15	85,000	85,211
1.730%, 1/1/17	410,000	415,789
3.000%, 11/1/21	353,363	368,799
Fannie Mae REMICS
Series 2011-6, Class BA,
2.750%, 6/25/20	96,050	98,983
Series 2011-143, Class AC,
1.750%, 4/25/21	498,150	502,945
Series 2011-145, Class A,
1.750%, 6/25/21	503,053	507,775
Series 2011-143, Class M,
1.750%, 1/25/22	222,693	224,476
Series 2008-76, Class GF,
0.820%, 9/25/23(b)	78,666	79,222
Series 2013-136, Class KA,
2.000%, 5/25/25	514,940	522,279
Series 2011-122, Class A,
3.000%, 12/25/25	76,839	78,949
Fannie Mae-Aces
Series 2013-M5, Class ASQ2,
0.595%, 8/25/15	187,925	187,924
Series 2012-M17, Class ASQ2,
0.953%, 11/25/15	534,967	535,929
Series 2014-M3, Class ASQ2,
0.558%, 3/25/16	358,701	358,453
Series 2013-M1, Class ASQ2,
1.074%, 11/25/16	226,992	227,555
Series 2014-M9, Class ASQ1,
0.678%, 4/25/17	612,692	611,138
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	1,220,000	1,228,586
Series 2012-M13, Class ASQ2,
1.246%, 8/25/17	855,619	855,028
Series 2014-M13, Class ASQ2,
1.637%, 11/25/17	330,000	332,202
Series 2014-M6, Class FA,
0.447%, 12/25/17(b)	263,093	262,761
Series 2012-M9, Class ASQ1,
0.978%, 12/25/17	54,731	54,910
Series 2013-M13, Class A,
1.600%, 5/25/18	307,606	308,487
Series 2013-M9, Class ASQ1,
0.982%, 6/25/18	145,387	145,651
Series 2012-M8, Class ASQ2,
1.520%, 12/25/19	485,000	485,313
Series 2012-M2, Class A1,
1.824%, 2/25/22	173,319	172,806
FHLMC Multifamily Structured Pass-Through Certificates
Series K501, Class A2,
1.655%, 11/25/16(a)	775,000	783,171
Series K502, Class A1,
0.727%, 12/25/16(a)	659,727	658,808
Freddie Mac Gold Pool
3.000%, 7/1/24	229,815	240,019
Freddie Mac REMICS
Series 3836, Class MC,
2.000%, 5/15/20(a)	167,291	169,227
Series 3683, Class JH,
2.500%, 12/15/23(a)	216,767	219,952
Series 3939, Class WB,
3.000%, 10/15/25(a)	673,656	692,401
Series 3681, Class AH,
4.000%, 10/15/27(a)	110,081	111,021
Series 3768, Class DE,
2.250%, 11/15/28(a)	104,693	105,616
Series 4302, Class AB,
1.750%, 11/15/29(a)	495,821	497,182
Series 2764, Class UE,
5.000%, 10/15/32(a)	81,290	85,807
Government National Mortgage Association
Series 2014-18, Class HJ,
3.000%, 7/20/36(a)	566,102	581,848

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $12,929,244) — 33.1%		12,904,244

(Continued on next page)

DECEMBER 31, 2014	27

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

LOW DURATION BOND FUND (Continued)

	Principal
	Amount	Value

OTHER GOVERNMENTS — 1.5%
Petrobras Global Finance B.V.
1.852%, 5/20/16(b)	$285,000	$270,037
Petrobras Global Finance B.V.
2.371%, 1/15/19(b)	95,000	84,273
Statoil A.S.A.
1.250%, 11/9/17	215,000	213,690
TOTAL OTHER GOVERNMENTS
(Cost $592,586) — 1.5%		568,000

U.S. GOVERNMENT AND AGENCIES — 5.8%
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 2A,
1.840%, 10/7/20(a)	205,934	207,177
Series 2010-C1, Class A1,
1.600%, 10/29/20(a)	59,397	59,496
Series 2010-A1, Class A,
0.512%, 12/7/20(a)(b)	641,664	642,389
United States Treasury Note
0.875%, 12/31/16	970,000	973,637
1.000%, 5/31/18	380,000	376,319

TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $2,257,620) — 5.8%		2,259,018

SHORT-TERM INVESTMENTS — 3.8%
UMB Money Market Fiduciary, 0.010%	$1,483,599	$1,483,599

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,483,599) — 3.8%		1,483,599

TOTAL INVESTMENTS
(Cost $39,082,122) — 99.8%		38,934,812
Other assets less liabilities — 0.2%		96,930

TOTAL NET ASSETS — 100.0%
(equivalent to $10.04 per share;
unlimited shares of $1.00 par value
capital shares authorized;
3,887,107 shares outstanding)		$39,031,742

LLC — Limited Liability Company

LP — Limited Partnership

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Variable rate security (presented at the current rate as of period end).

(c)	144A restricted security.

See accompanying Notes to Financial Statements.

28	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Bond Fund
SCCIX — Institutional Class, SCCYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage- and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA
Lead Portfolio Manager

Thomas M. Fink, CFA
Co-Portfolio Manager

Todd C. Thompson, CFA
Co-Portfolio Manager

Stephen T. Vincent, CFA
Co-Portfolio Manager

Clark W. Holland, CFA
Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Institutional Class
as of December 31, 2014

Performance returns for the Scout Core Bond Fund, Barclays U.S. Aggregate Bond Index and Lipper Core Bond Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate taxable bond market. The Lipper Core Bond Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 85% in domestic investment-grade debt issues (rated in top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same issuer, interest rate, inflation, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. High yield securities involve greater risk than investment grade securities. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Credit Default Swaps and related instruments, such as credit default swap index products, may involve greater risks than if the Fund invested in the referenced obligation directly. Credit Default Swaps are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

DECEMBER 31, 2014	29

Scout Core Bond Fund
SCCIX — Institutional Class, SCCYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

	1 Year	3 Years	5 Years	10 Years
Scout Core Bond Fund –
Institutional Class	2.27%	2.55%	4.53%	5.64%
Barclays U.S. Aggregate
Bond Index*	5.97%	2.66%	4.45%	4.71%
Lipper Core Bond Funds Index*	5.86%	3.50%	5.12%	4.61%

			Since
	1 Year	3 Years	Inception†
Scout Core Bond Fund – Class Y	1.89%	2.24%	3.42%
Barclays U.S. Aggregate Bond Index*	5.97%	2.66%	3.97%
Lipper Core Bond Funds Index*	5.86%	3.50%	4.27%

†	Inception – April 21, 2011.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Bond Fund – Institutional Class reflects the historical performance of the Frontegra Columbus Core Fund – Institutional Class (the “Predecessor Fund”). Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Bond Fund – Institutional Class. For the fiscal year ended June 30, 2014, the gross expense ratios for the Institutional Class and Class Y were 0.62% and 1.01%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2014 gross expense ratios of 0.61% and 0.97%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$11.62	$0.34	$—	$16.48
12/31/11	11.33	0.62	0.02	16.83
12/31/12	11.66	0.38	0.01	17.55
12/31/13	11.36	0.16	0.04	17.45
12/31/14	11.48	0.14	—	17.71

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
4/21/11	$11.19	$—	$—	$11.19
12/31/11	11.33	0.50	0.02	11.85
12/31/12	11.66	0.36	0.01	12.55
12/31/13	11.36	0.12	0.04	12.41
12/31/14	11.48	0.09	—	12.62

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Barclays U.S.
	Scout	Aggregate
	Core Bond	Bond*
Average Maturity	2.6 years	7.7 years
Average Duration	2.3 years	5.6 years
30-Day SEC Yield — Institutional Class**
(Unsubsidized/Subsidized)	0.75%/0.96%	—
30-Day SEC Yield — Class Y**
(Unsubsidized/Subsidized)	0.35%/0.56%	—
Number of Holdings	100	9,079
Total Net Assets (in millions, all share classes)	$222.65	—
Institutional Class Inception Date	2/23/2001	—
Class Y Inception Date	4/21/2011	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

30	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE BOND FUND

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 1.4%
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1,
2.200%, 3/25/16(a)(b)	$852,500	$854,510
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(b)	1,925,000	1,920,607
Mid-State Trust XI
Series 11, Class A1,
4.864%, 7/15/38(a)	334,721	355,835

TOTAL ASSET-BACKED SECURITIES
(Cost $3,113,422) — 1.4%		3,130,952

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.3%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(c)	1,451,304	1,527,485
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.226%, 7/15/44(a)(c)	613,025	622,931
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	659,805	659,066
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1,
0.666%, 10/15/45(a)	436,985	434,927
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.444%, 3/10/39(a)	315,000	336,003
GE Capital Commercial Mortgage
Series 2005-C2, Class A4,
4.978%, 5/10/43(a)(c)	1,622,836	1,625,803
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	752,403	748,445
GS Mortgage Securities Trust
Series 2007-GG10, Class A4,
5.796%, 8/10/45(a)(c)	2,473,757	2,677,998
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A1,
0.705%, 10/15/45(a)	459,896	459,835
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)	1,172,816	1,174,977
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	478,902	476,225
Morgan Stanley Re-REMIC Trust
Series 2010-GG10, Class A4A,
5.796%, 8/15/45(b)(c)	2,030,314	2,176,127
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)	1,087,713	1,078,409
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	1,476,003	1,472,952
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	815,336	813,605

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $16,586,748) — 7.3%		16,284,788

CORPORATE BONDS — 30.4%
AIG Global Funding
1.650%, 12/15/17(b)	515,000	514,911
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	770,881	830,625
American Airlines 2013-1 Class A Pass-Through Trust
4.000%, 1/15/27	887,057	902,580
American Honda Finance Corp.
1.125%, 10/7/16	1,905,000	1,913,809
American International Group, Inc.
5.050%, 10/1/15	890,000	917,006
AT&T, Inc.
1.700%, 6/1/17	1,075,000	1,079,268
Bank of America Corp.
4.500%, 4/1/15	2,975,000	3,002,953
1.500%, 10/9/15	3,650,000	3,664,969
Barclays PLC
2.750%, 11/8/19(d)	770,000	765,295
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	910,000	904,154
British Telecommunications PLC
2.000%, 6/22/15(d)	740,000	744,481
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	582,965	644,177
Burlington Northern and Santa Fe Railway Co.
2004-1 Pass-Through Trust
4.575%, 1/15/21	862,609	912,209
Burlington Northern Santa Fe, LLC
3.400%, 9/1/24(a)	1,355,000	1,379,731
Citigroup, Inc.
4.587%, 12/15/15	4,210,000	4,350,269
1.350%, 3/10/17	995,000	990,307
1.850%, 11/24/17	1,225,000	1,223,592
CSX Transportation, Inc.
6.251%, 1/15/23	627,352	752,039

(Continued on next page)

DECEMBER 31, 2014	31

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
Daimler Finance North America, LLC
1.250%, 1/11/16(b)	$1,775,000	$1,779,828
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	820,899	952,242
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(b)(d)	1,905,000	1,935,089
Entergy Texas, Inc.
3.600%, 6/1/15	1,005,000	1,016,229
Ford Motor Credit Co., LLC
4.207%, 4/15/16	2,915,000	3,017,156
2.875%, 10/1/18	4,100,000	4,171,934
General Electric Capital Corp.
1.000%, 12/11/15	1,485,000	1,491,420
1.000%, 1/8/16	2,000,000	2,007,280
1.250%, 5/15/17(a)	1,570,000	1,572,127
Goldman Sachs Group, Inc.
3.700%, 8/1/15	935,000	950,090
1.600%, 11/23/15	1,875,000	1,884,819
1.433%, 4/30/18(c)	2,250,000	2,276,399
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	700,000	750,859
5.375%, 3/15/17	800,000	864,162
ING Bank N.V.
3.750%, 3/7/17(b)(d)	2,005,000	2,098,237
JPMorgan Chase & Co.
1.100%, 10/15/15	2,700,000	2,704,855
0.854%, 2/26/16(c)	1,625,000	1,628,218
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	1,030,000	1,028,492
Metropolitan Life Global Funding I
2.500%, 9/29/15(b)	120,000	121,720
Morgan Stanley
1.483%, 2/25/16(c)	885,000	892,159
New York Life Global Funding
1.450%, 12/15/17(b)	1,270,000	1,266,689
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	448,807	509,396
UBS A.G.
5.875%, 12/20/17(d)	378,000	422,071
Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404%, 7/2/25	1,209,719	1,299,885
Union Pacific Railroad Co. 2005 Pass-Through Trust
5.082%, 1/2/29	1,532,664	1,682,335
Union Pacific Railroad Co. 2006 Pass-Through Trust
5.866%, 7/2/30	652,763	777,399
Verizon Communications, Inc.
1.350%, 6/9/17	1,835,000	1,826,509
Wells Fargo & Co.
1.400%, 9/8/17	1,130,000	1,129,082

TOTAL CORPORATE BONDS
(Cost $66,820,999) — 30.4%		67,549,056

MORTGAGE-BACKED SECURITIES — 14.6%
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 41A1,
5.107%, 3/27/37(a)(b)(c)	160,409	164,671
Fannie Mae Pool
3.330%, 7/1/20	771,565	809,624
3.330%, 10/1/20	1,249,024	1,329,322
3.230%, 11/1/20	1,334,926	1,411,492
2.160%, 1/1/23	3,686,467	3,628,394
4.000%, 4/1/24	470,352	501,071
2.500%, 3/1/26	496,404	506,747
2.100%, 12/1/27	1,288,639	1,249,102
2.000%, 7/1/28	1,098,449	1,086,802
4.550%, 10/1/33	958,822	981,350
5.970%, 1/1/40	189,113	236,711
5.970%, 1/1/40	354,587	423,508
5.100%, 12/1/40	299,250	350,896
Fannie Mae REMICS
Series 2008-76, Class GF,
0.820%, 9/25/23(c)	403,100	405,950
Fannie Mae-Aces
Series 2013-M5, Class ASQ2,
0.595%, 8/25/15	1,856,470	1,856,457
Series 2014-M2, Class ASQ2,
0.478%, 9/25/15	1,693,265	1,692,949
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	2,250,000	2,265,836
Series 2013-M14, Class A,
1.700%, 8/25/18	2,004,258	2,007,619
Series 2014-M5, Class ASQ1,
0.986%, 3/25/19	1,914,861	1,905,165
Series 2012-M8, Class AB2,
2.305%, 5/25/22	1,300,000	1,271,111
Series 2014-M1, Class A1,
2.325%, 7/25/23(c)	1,305,772	1,322,544
Series 2014-M13, Class AB2,
2.951%, 8/25/24	765,000	772,809
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a)	317,914	332,493
Series 3873, Class DG,
3.000%, 7/15/27(a)	105,623	107,798
Series 3688, Class JA,
3.500%, 1/15/30(a)	386,709	398,757
Ginnie Mae I Pool
2.140%, 8/15/23	1,017,480	1,009,776
2.730%, 6/15/32	4,342,528	4,369,752
Ginnie Mae II Pool
7.000%, 7/20/16	1,731	1,747

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $31,703,849) — 14.6%		32,400,453

32	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE BOND FUND (Continued)

	Principal
	Amount	Value

OTHER GOVERNMENTS — 0.7%
Petrobras Global Finance B.V.
2.371%, 1/15/19(c)(d)	$885,000	$785,066
Petroleos Mexicanos
3.500%, 7/18/18(d)	735,000	744,187

TOTAL OTHER GOVERNMENTS
(Cost $1,615,531) — 0.7%		1,529,253

U.S. GOVERNMENT AND AGENCIES — 43.2%
United States Treasury Note
0.250%, 5/31/15	3,195,000	3,196,997
0.250%, 9/30/15	51,105,000	51,120,945
0.500%, 11/30/16	21,145,000	21,092,138
1.500%, 1/31/19	5,580,000	5,582,182
1.625%, 6/30/19	7,880,000	7,899,700
2.250%, 11/15/24	7,315,000	7,364,149

TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $96,252,855) — 43.2%		96,256,111

SHORT-TERM INVESTMENTS — 2.4%
UMB Money Market Fiduciary, 0.010%	5,398,027	5,398,027

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,398,027) — 2.4%		5,398,027

TOTAL INVESTMENTS
(Cost $221,491,431) — 100.0%		222,548,640

Other assets less liabilities — 0.0%		100,882

TOTAL NET ASSETS — 100.0%
(equivalent to $11.48 per share; unlimited shares
of $1.00 par value capital shares authorized;
19,076,246 shares outstanding for Institutional Class;
equivalent to $11.48 per share; unlimited shares of
$1.00 par value capital shares authorized;
312,702 shares outstanding for Class Y)		$222,649,522

LLC — Limited Liability Company

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	144A restricted security.

(c)	Variable rate security (presented at the current rate as of period end).

(d)	Foreign security denominated in U.S. dollars.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	33

Scout Core Plus Bond Fund
SCPZX — Institutional Class, SCPYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Core Plus Bond Fund seeks a high level of total return consistent with the preservation of capital by investing in bonds of varying maturities, including mortgage- and asset-backed securities.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA

Lead Portfolio Manager

Thomas M. Fink, CFA

Co-Portfolio Manager

Todd C. Thompson, CFA

Co-Portfolio Manager

Stephen T. Vincent, CFA

Co-Portfolio Manager

Clark W. Holland, CFA

Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Performance returns for the Scout Core Plus Bond Fund, Barclays U.S. Aggregate Bond Index and Lipper Core Plus Bond Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The Barclays U.S. Aggregate Bond Index measures the performance of the investment-grade, fixed-rate taxable bond market. The Lipper Core Plus Bond Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest at least 65% in domestic investment-grade debt issues (rated in top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging markets debt. These funds maintain dollar-weighted average maturities of five to ten years.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same issuer, interest rate, inflation, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. High yield securities involve greater risk than investment grade securities. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors.

Derivatives such as options, futures contracts, currency forwards or swap agreements may involve greater risks than if the Fund invested in the referenced obligation directly. Derivatives are subject to liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivative investments could lose more than the principal amount invested. The use of leverage and derivatives investments could accelerate losses to the Fund. These losses could exceed the amount originally invested.

34	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Core Plus Bond Fund
SCPZX — Institutional Class, SCPYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)
as of December 31, 2014

	1 Year	3 Years	5 Years	10 Years
Scout Core Plus Bond Fund – Institutional Class	2.32%	3.85%	5.94%	6.81%
Barclays U.S. Aggregate
Bond Index*	5.97%	2.66%	4.45%	4.71%
Lipper Core Plus Bond
Funds Index*	5.62%	4.40%	5.62%	5.34%

				Since
	1 Year	3 Years	5 Years	Inception†
Scout Core Plus Bond Fund – Class Y	1.95%	3.52%	5.58%	5.47%
Barclays U.S. Aggregate
Bond Index*	5.97%	2.66%	4.45%	4.23%
Lipper Core Plus Bond
Funds Index*	5.62%	4.40%	5.62%	5.55%

† Inception – November 12, 2009.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. The performance of the Scout Core Plus Bond Fund – Institutional Class and Class Y reflects the historical performance of the Frontegra Columbus Core Plus Fund – Institutional Class and Class Y (the “Predecessor Fund”), respectively. Effective after the close of business on April 21, 2011, the Predecessor Fund was reorganized into the Fund. The Predecessor Fund and the Fund have substantially similar principal investment strategies. The Predecessor Fund’s original Institutional Class and Class Y returns reflect the total annual operating fees and expenses, net of any fee and expense waivers, of the Scout Core Plus Bond Fund – Institutional Class and Class Y, respectively. For the fiscal year ended June 30, 2014, the gross expense ratios for the Institutional Class and Class Y were 0.57% and 0.95%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2014 gross expense ratios of 0.56% and 0.92%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$31.43	$2.80	$—	$61.01
12/31/11	31.67	2.16	0.16	63.57
12/31/12	32.69	2.00	0.07	66.66
12/31/13	31.95	0.50	0.13	66.55
12/31/14	32.21	0.46	0.02	67.29

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/10	$31.40	$1.23	$—	$34.07
12/31/11	31.67	2.01	0.16	36.51
12/31/12	32.69	1.94	0.07	39.54
12/31/13	31.94	0.38	0.13	39.30
12/31/14	32.20	0.34	0.02	39.92

(a)	Represents distributions for the respective calendar year-to-date period ended.

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Barclays U.S.
	Scout Core	Aggregate
	Plus Bond	Bond*
Average Maturity	2.6 years	7.7 years
Average Duration	2.1 years	5.6 years
30-Day SEC Yield — Institutional Class** (Unsubsidized/Subsidized)	0.57%/0.72%	—
30-Day SEC Yield — Class Y** (Unsubsidized/Subsidized)	0.17%/0.32%	—
Number of Holdings	126	9,079
Total Net Assets (in millions, all share classes)	$660.48	—
Institutional Class Inception Date	11/25/1996	—
Class Y Inception Date	11/12/2009	—

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

**	30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	35

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE PLUS BOND FUND

	Principal
	Amount	Value
ASSET-BACKED SECURITIES — 2.5%
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2,
0.390%, 10/25/36(a)(b)	$549,064	$536,172
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(b)	760,535	724,696
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1,
2.200%, 3/25/16(a)(c)	2,277,500	2,282,870
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(c)	4,475,000	4,464,788
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(b)	3,204	3,188
Series 2003-HS3, Class A2A,
0.450%, 8/25/33(a)(b)	133,865	124,926
Series 2006-HSA2, Class AI3,
5.550%, 3/25/36(a)(b)	674,851	456,525
Series 2006-HSA2, Class AI4,
5.810%, 3/25/36(a)	820,000	348,266
Home Equity Mortgage Trust
Series 2006-1, Class A2,
5.800%, 5/25/36(a)	1,300,740	1,066,860
Mid-State Trust XI
Series 11, Class A1,
4.864%, 7/15/38(a)	711,282	756,148
MSCC Heloc Trust
Series 2007-1, Class A,
0.270%, 12/25/31(a)(b)	2,598,628	2,453,741
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A2,
0.790%, 1/25/36(a)(b)(c)	324,696	297,476
RFMSII Trust
Series 2006-HSA1, Class A4,
5.490%, 2/25/36(a)	1,105,555	917,523
SACO I Trust
Series 2006-9, Class A1,
0.470%, 8/25/36(a)(b)	485,716	601,774
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
0.470%, 12/25/35(a)(b)(c)	474,405	461,366
Series 2006-S2, Class A2,
5.500%, 6/25/36(a)	1,513,000	995,306

TOTAL ASSET-BACKED SECURITIES
(Cost $14,871,988) — 2.5%.		16,491,625

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4,
5.889%, 7/10/44(a)(b)	2,533,949	2,666,959
CD Commercial Mortgage Trust
Series 2005-CD1, Class A4,
5.226%, 7/15/44(a)(b)	2,222,802	2,258,718
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class A1,
0.685%, 9/10/45(a)	1,276,391	1,274,961
Commercial Mortgage Pass-Through Certificates
Series 2012-CR3, Class A1,
0.666%, 10/15/45(a)	699,176	695,883
Commercial Mortgage Trust
Series 2007-GG9, Class A4,
5.444%, 3/10/39(a)	865,000	922,676
GE Capital Commercial Mortgage
Series 2005-C2, Class A4,
4.978%, 5/10/43(a)(b)	3,941,659	3,948,864
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class A1,
0.662%, 11/10/45(a)	1,457,781	1,450,113
GS Mortgage Securities Trust
Series 2007-GG10, Class A4,
5.796%, 8/10/45(a)(b)	5,340,245	5,781,152
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-C8, Class A1,
0.705%, 10/15/45(a)	825,973	825,863
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class A1,
1.260%, 8/15/46(a)	2,233,010	2,237,126
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A1,
0.664%, 11/15/45(a)	884,353	879,410
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A1,
0.726%, 8/10/49(a)	2,855,245	2,830,825
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5, Class A1,
0.687%, 10/15/45(a)	2,450,338	2,445,273
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class A1,
0.734%, 12/15/45(a)	1,384,246	1,381,308

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $29,979,933) — 4.5%		29,599,131

36	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS — 22.9%
AIG Global Funding
1.650%, 12/15/17(c)	$1,520,000	$1,519,739
Ally Financial, Inc.
3.125%, 1/15/16	1,100,000	1,102,750
5.500%, 2/15/17	1,015,000	1,065,750
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	1,511,081	1,628,190
American Honda Finance Corp.
1.125%, 10/7/16	4,175,000	4,194,305
American International Group, Inc.
5.050%, 10/1/15	1,830,000	1,885,530
6.400%, 12/15/20	1,400,000	1,669,458
Anadarko Petroleum Corp.
4.500%, 7/15/44(a)	1,540,000	1,494,532
Apache Corp.
4.250%, 1/15/44(a)	515,000	450,077
AT&T, Inc.
1.700%, 6/1/17	2,085,000	2,093,277
Bank of America Corp.
4.500%, 4/1/15	6,410,000	6,470,228
1.500%, 10/9/15	3,755,000	3,770,399
1.250%, 1/11/16	3,700,000	3,706,490
Barclays PLC
2.750%, 11/8/19(d)	2,170,000	2,156,741
BP Capital Markets PLC
3.535%, 11/4/24(d)	1,820,000	1,809,642
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	2,205,000	2,190,834
British Telecommunications PLC
2.000%, 6/22/15(d)	1,790,000	1,800,840
Burlington Northern and Santa Fe Railway Co.
2001-2 Pass-Through Trust
6.462%, 1/15/21	1,088,571	1,202,870
Burlington Northern and Santa Fe Railway Co.
2005-4 Pass-Through Trust
4.967%, 4/1/23	625,325	676,278
Burlington Northern Santa Fe, LLC
3.400%, 9/1/24(a)	3,280,000	3,339,867
Citigroup, Inc.
4.587%, 12/15/15	8,230,000	8,504,207
1.350%, 3/10/17	2,315,000	2,304,080
1.850%, 11/24/17	4,970,000	4,964,289
Daimler Finance North America, LLC
1.250%, 1/11/16(c)	3,780,000	3,790,282
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	1,311,551	1,521,399
Deutsche Telekom International Finance B.V.
2.250%, 3/6/17(c)(d)	3,325,000	3,377,518
Devon Energy Corp.
4.750%, 5/15/42(a)	2,570,000	2,587,173
Ensco PLC
5.750%, 10/1/44(a)(d)	1,955,000	1,961,584
Ford Motor Credit Co., LLC
3.875%, 1/15/15	2,640,000	2,630,970
2.750%, 5/15/15	3,175,000	3,196,244
4.207%, 4/15/16	2,495,000	2,582,437
3.984%, 6/15/16	1,910,000	1,977,618
4.250%, 2/3/17	2,500,000	2,625,172
5.000%, 5/15/18	3,370,000	3,661,667
4.375%, 8/6/23	2,625,000	2,806,243
General Electric Capital Corp.
1.000%, 12/11/15	3,200,000	3,213,834
1.000%, 1/8/16	4,195,000	4,210,270
1.250%, 5/15/17(a)	3,600,000	3,604,878
Goldman Sachs Group, Inc.
3.700%, 8/1/15	1,915,000	1,945,906
1.600%, 11/23/15	2,920,000	2,935,292
1.433%, 4/30/18(b)	3,970,000	4,016,580
Hartford Financial Services Group, Inc.
5.500%, 10/15/16	1,090,000	1,169,194
5.375%, 3/15/17	1,625,000	1,755,330
ING Bank N.V.
3.750%, 3/7/17(c)(d)	3,950,000	4,133,683
JPMorgan Chase & Co.
1.100%, 10/15/15.	3,675,000	3,681,608
0.854%, 2/26/16(b)	2,535,000	2,540,019
3.250%, 9/23/22	1,780,000	1,790,368
Liberty Mutual Group, Inc.
6.700%, 8/15/16(c)	670,000	726,515
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	2,470,000	2,466,384
Metropolitan Life Global Funding I
2.500%, 9/29/15(c)	740,000	750,607
Morgan Stanley
1.483%, 2/25/16(b)	1,255,000	1,265,152
New York Life Global Funding
1.450%, 12/15/17(c)	3,775,000	3,765,159
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	1,791,324	2,033,153
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,120,766	1,305,692
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	1,918,303	2,138,908
UBS A.G.
5.875%, 12/20/17(d)	949,000	1,059,644
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698%, 1/2/24	411,373	448,989
Verizon Communications, Inc.
1.350%, 6/9/17	4,615,000	4,593,646
Wells Fargo & Co.
1.400%, 9/8/17	2,690,000	2,687,816

TOTAL CORPORATE BONDS
(Cost $147,794,677) — 22.9%		150,957,307

(Continued on next page)

DECEMBER 31, 2014	37

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE PLUS BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES — 10.1%
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-10, Class 7A1,
5.000%, 9/25/15(a)	$6,653	$6,645
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 41A1,
5.107%, 3/27/37(a)(b)(c)	303,319	311,378
Fannie Mae Pool
3.330%, 7/1/20	1,644,169	1,725,271
3.330%, 10/1/20	3,213,780	3,420,390
3.230%, 11/1/20	3,428,015	3,624,632
2.160%, 1/1/23	7,175,617	7,062,579
4.000%, 4/1/24	1,405,457	1,497,249
2.500%, 3/1/26	1,035,184	1,056,753
2.100%, 12/1/27	2,496,737	2,420,135
2.000%, 7/1/28	2,530,035	2,503,209
5.970%, 1/1/40	704,447	881,749
5.970%, 1/1/40	543,700	649,378
5.100%, 12/1/40	479,750	562,548
Fannie Mae-Aces
Series 2013-M5, Class ASQ2,
0.595%, 8/25/15	3,800,069	3,800,042
Series 2014-M2, Class ASQ2,
0.478%, 9/25/15	3,831,772	3,831,055
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	5,500,000	5,538,709
Series 2013-M14, Class A,
1.700%, 8/25/18	4,555,132	4,562,771
Series 2014-M5, Class ASQ1,
0.986%, 3/25/19	4,379,444	4,357,266
Series 2014-M1, Class A1,
2.325%, 7/25/23(b)	3,172,383	3,213,133
Series 2014-M13, Class AB2,
2.951%, 8/25/24	2,225,000	2,247,713
Freddie Mac REMICS
Series 3609, Class LA,
4.000%, 12/15/24(a)	1,502,180	1,571,069
Series 3873, Class DG,
3.000%, 7/15/27(a)	279,147	284,894
Ginnie Mae I Pool
2.140%, 8/15/23	2,633,961	2,614,017
2.730%, 6/15/32	9,036,394	9,093,043

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $65,210,178) — 10.1%		66,835,628

OTHER GOVERNMENTS — 0.4%
Petrobras Global Finance B.V.
2.371%, 1/15/19(b)(d)	1,610,000	1,428,199
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,270,000	1,285,875

TOTAL OTHER GOVERNMENTS
(Cost $2,872,278) — 0.4%		2,714,074

U.S. GOVERNMENT AND AGENCIES — 55.8%
United States Treasury Note
0.250%, 9/30/15	188,630,000	188,688,853
0.500%, 11/30/16	112,495,000	112,213,762
1.500%, 1/31/19	12,555,000	12,559,909
1.625%, 6/30/19	38,175,000	38,270,437
2.250%, 11/15/24	16,830,000	16,943,081

TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $368,735,129) — 55.8%		368,676,042

SHORT-TERM INVESTMENTS — 3.9%
UMB Money Market Fiduciary, 0.010%	25,839,832	25,839,832

TOTAL SHORT-TERM INVESTMENTS
(Cost $25,839,832) — 3.9%		25,839,832

TOTAL INVESTMENTS
(Cost $655,304,015) — 100.1%		661,113,639

Liabilities less other assets — (0.1)%		(630,999)

TOTAL NET ASSETS — 100.0%
(equivalent to $32.21 per share; unlimited shares
of $1.00 par value capital shares authorized;
18,372,947 shares outstanding for Institutional Class;
equivalent to $32.20 per share; unlimited shares of
$1.00 par value capital shares authorized;
2,133,087 shares outstanding for Class Y)		$660,482,640

LLC — Limited Liability Company

PLC — Public Limited Company

REMICS — Real Estate Mortgage Investment Conduits

(a)	Callable.

(b)	Variable rate security (presented at the current rate as of period).

(c)	144A restricted security.

(d)	Foreign security denominated in U.S. dollars.

38	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

CORE PLUS BOND FUND (Continued)

FORWARD CONTRACTS

		Currency
		Amount			Unrealized
		Purchased	Value at	Value at	Appreciation
Description	Counterparty	(Sold)	Settlement Date	December 31, 2014	(Depreciation)
Australian Dollars	JP Morgan	16,275,000	$13,324,863	$13,195,595	$(129,268)
Brazilian Real	JP Morgan	72,170,000	26,733,234	26,407,394	(325,840)
TOTAL FORWARD CONTRACTS			$40,058,097	$39,602,989	$(455,108)

FUTURES CONTRACTS

		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	December 31, 2014	(Depreciation)
U.S. Treasury Long Bond	March 2015	(50)	$(7,256,157)	$(7,228,125)	$28,032
TOTAL FUTURES CONTRACTS			$(7,256,157)	$(7,228,125)	$28,032

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(e)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(f)	Value(g)	(Received)	(Depreciation)
Intercontinental	CDX North America High Yield	Sell	B1/B+	Receive	5.00%	12/20/2019	$24,610,000	$1,568,583	$1,252,201	$316,382
Exchange	Index Series 23
TOTAL SWAP CONTRACTS							$24,610,000	$1,568,583	$1,252,201	$316,382

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	39

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

OBJECTIVE & STRATEGY (Unaudited)

The Scout Unconstrained Bond Fund seeks to maximize total return consistent with the preservation of capital by investing in fixed income instruments.

PORTFOLIO MANAGEMENT TEAM

Mark M. Egan, CFA
Lead Portfolio Manager

Thomas M. Fink, CFA
Co-Portfolio Manager

Todd C. Thompson, CFA
Co-Portfolio Manager

Stephen T. Vincent, CFA
Co-Portfolio Manager

Clark W. Holland, CFA
Co-Portfolio Manager

HYPOTHETICAL GROWTH OF $10,000 (Unaudited)

Performance returns for the Scout Unconstrained Bond Fund, BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index and Lipper Alternative Credit Focus Funds Index assume dividends were reinvested for the entire period.

For illustrative purposes only; may not represent your returns.

*	Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index. The BofA Merrill Lynch 3-Month LIBOR Constant Maturity Index represents the London interbank offered rate (LIBOR) with a constant 3-month average maturity. Published by the British Bankers’ Association, LIBOR is a composite of the rates of interest at which banks borrow from one another in the London market. The Lipper Alternative Credit Focus Funds Index is an unmanaged index consisting of Funds that, by portfolio practice, invest in a wide-range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modeling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as recommendations by the Fund, its Advisor or Distributor.

Risk considerations: The Fund employs an unconstrained investment approach which creates considerable exposure to certain types of securities that present significant volatility in the Fund’s performance, particularly over short periods of time. The return of principal in a fixed income fund is not guaranteed. Fixed income funds have the same interest rate, inflation, issuer, maturity and credit risks that are associated with underlying fixed income securities owned by the Fund. Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks. Mortgage- and Asset-Backed Securities are subject to prepayment risk and the risk of default on the underlying mortgages or other assets. High yield securities involve greater risk than investment grade securities and tend to be more sensitive to economic conditions and credit risk.

Credit Default Swaps and related instruments such as credit default swap index products, may involve greater risks than if the Fund invested in the referenced obligation directly. Credit Default Swaps are subject to risks such as market risk, liquidity risk, interest rate risk, credit risk and management risk. Derivative investments could lose more than the principal amount invested. The Fund may use derivatives for hedging purposes or as part of its investment strategy. The use of leverage, derivatives, and short sales could accelerate losses to the Fund. These losses could exceed the amount originally invested.

40	SCOUT FUNDS SEMI-ANNUAL REPORT

Scout Unconstrained Bond Fund
SUBFX — Institutional Class, SUBYX — Class Y

COMPARATIVE RATES OF RETURN (Unaudited)

as of December 31, 2014			Since
	1 Year	3 Years	Inception†
Scout Unconstrained Bond Fund – Institutional Class	-4.07%	6.98%	7.91%
BofA Merrill Lynch® 3-Month LIBOR Constant Maturity Index*	0.23%	0.34%	0.34%
Lipper Alternative Credit Focus Funds Index*	0.70%	3.55%	3.80%^

		Since
	1 Year	Inception‡
Scout Unconstrained Bond Fund – Class Y	-4.32%	-0.51%
BofA Merrill Lynch® 3-Month LIBOR
Constant Maturity Index*	0.23%	0.26%
Lipper Alternative Credit Focus Funds Index*	0.70%	0.98%

† Inception – September 29, 2011.

‡ Inception – December 31, 2012.

ˆ The “Since Inception” performance return for the Lipper Alternative Credit Focus Funds Index shown in the table above for Institutional Class shares is for the period from September 30, 2011 to December 31, 2014.

Returns for periods greater than one year are compounded average annual rates of return.

The performance data quoted represents past performance and past performance is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 800-996-2862. For the fiscal year ended June 30, 2014, the gross expense ratios for the Institutional Class and Class Y were 0.84% and 1.14%, respectively (as disclosed in the most recent Prospectus), compared to the December 31, 2014 gross expense ratios of 0.82% and 1.12%, respectively.

The performance returns for the Fund reflect a fee waiver in effect. In absence of such waiver, the returns would be reduced. The Advisor has contractually agreed to waive fees and assume certain fund expenses through October 30, 2015, and may recoup previously waived fees and expenses that it assumed during the previous three fiscal years.

The Fund may, at times, experience higher-than-average portfolio turnover which may generate significant taxable gains and increased trading expenses which in turn may lower the Fund’s return.

The performance shown in the above table and in the graph on the preceding page does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND DIVERSIFICATION (Unaudited)

Based on total investments as of December 31, 2014. Subject to change.

HISTORICAL PER-SHARE RECORD (Unaudited)

Institutional Class

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
9/29/11	$10.00	$—	$—	$10.00
12/31/11	10.05	0.23	0.18	10.46
12/31/12	11.62	0.69	0.03	12.75
12/31/13	11.84	0.18	0.02	13.17
12/31/14	11.24	0.12	—	12.69

Class Y

		Income &		Cumulative(b)
	Net Asset	Short-Term(a) Gains	Long-Term(a) Gains	Value Per Share
	Value	Distribution	Distribution	Plus Distributions
12/31/12	$11.62	$—	$—	$11.62
12/31/13	11.83	0.17	0.02	12.02
12/31/14	11.23	0.09	—	11.51

(a)	Represents distributions for the respective calendar year-to-date period ended

(b)	Does not assume any compounding of reinvested distributions.

Table shows calendar-year distributions and net asset values; may differ from fiscal-year annual reports.

PORTFOLIO CHARACTERISTICS (Unaudited)

Scout
Unconstrained
Bond
Average Maturity	2.4 years
Average Duration	-3.3 years
30-Day SEC Yield — Institutional Class**
(Unsubsidized/Subsidized)	0.31%/0.64%
30-Day SEC Yield — Class Y**
(Unsubsidized/Subsidized)	0.02%/0.34%
Number of Holdings	107
Total Net Assets (in millions, all share classes)	$1,992.38
Institutional Class Inception Date	9/29/2011
Class Y Inception Date	12/31/2012

* Unmanaged index of stocks, bonds or mutual funds. It is not possible to invest directly in an index.

** 30-Day SEC Yield is computed under an SEC standardized formula and is an annualized yield based on the most recent trailing 30-day period. Subsidized yields reflect fee waivers in effect. Without such waivers, yields would be reduced. Unsubsidized yields do not reflect fee waivers in effect. A negative 30-Day SEC Yield occurs when accrued expenses of the past 30 days exceed the income collected during the past 30 days. The Fund’s actual distribution rate will differ from the SEC yield, and any income distributions from the Fund may be higher or lower than the SEC yield.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities or sectors should not be construed as a recommendation by the Fund, its Advisor or Distributor. See the accompanying Schedule of Investments for the percentage of the Fund’s portfolio represented by the securities or sectors mentioned above.

DECEMBER 31, 2014	41

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

UNCONSTRAINED BOND FUND

	Principal
	Amount	Value

ASSET-BACKED SECURITIES — 6.8%
Bank of The West Auto Trust
Series 2014-1, Class A3,
1.090%, 3/15/19(a)(b)	$15,790,000	$15,796,427
Chase Issuance Trust
Series 2013-A2, Class A2,
0.261%, 2/15/17(a)(c)	21,670,000	21,668,548
Countrywide Asset-Backed Certificates
Series 2006-S10, Class A2,
0.390%, 10/25/36(a)(c)	3,445,301	3,364,406
Series 2006-S10, Class A3,
0.490%, 10/25/36(a)(c)	2,745,139	2,235,227
Series 2007-S1, Class A2,
5.609%, 11/25/36(a)(c)	1,251,110	1,249,048
GMACM Home Equity Loan Trust
Series 2006-HE3, Class A3,
5.805%, 10/25/36(a)(c)	286,435	272,938
GreenPoint Mortgage Funding Trust
Series 2005-HE1, Class M2,
0.845%, 9/25/34(a)(c)	1,348,486	1,342,405
GSAA Trust
Series 2006-S1, Class 1A1,
0.490%, 1/25/37(a)(c)	1,440,336	556,874
Hertz Vehicle Financing, LLC
Series 2011-1A, Class A1,
2.200%, 3/25/16(a)(b)	7,500,000	7,517,685
Series 2009-2A, Class A2,
5.290%, 3/25/16(a)(b)	12,247,500	12,315,988
Series 2013-1A, Class A1,
1.120%, 8/25/17(a)(b)	12,825,000	12,795,733
Home Equity Loan Trust
Series 2003-HS1, Class AI6,
3.830%, 2/25/33(a)(c)	15,003	14,930
Series 2003-HS3, Class A2A,
0.450%, 8/25/33(a)(c)	8,524	7,955
Series 2005-HS1, Class AI3,
4.830%, 9/25/35(a)(c)	10,429,665	10,482,231
Series 2006-HSA2, Class AI3,
5.550%, 3/25/36(a)(c)	6,821,231	4,614,447
Home Equity Mortgage Trust
Series 2006-1, Class A2, 5.800%, 5/25/36(a)	2,050,907	1,682,141
Honda Auto Receivables Owner Trust
Series 2014-3, Class A3, 0.880%, 6/15/18(a)	17,590,000	17,530,986
MSCC Heloc Trust
Series 2007-1, Class A, 0.270%, 12/25/31(a)(c)	19,048,291	17,986,253
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2006-S1, Class A3,
0.610%, 1/25/36(a)(b)(c)	188,430	171,533
Series 2006-S1, Class A2,
0.790%, 1/25/36(a)(b)(c)	798,899	731,926
RFMSII Trust
Series 2006-HSA1, Class A3,
5.230%, 2/25/36(a)(c)	557,534	534,043
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-S7, Class A2,
0.470%, 12/25/35(a)(b)(c)	826,022	803,320
Series 2006-S2, Class A2,
5.500%, 6/25/36(a)	2,123,509	1,396,920

TOTAL ASSET-BACKED SECURITIES
(Cost $133,341,667) — 6.8%		135,071,964

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
GE Capital Commercial Mortgage
Series 2005-C2, Class A4,
4.978%, 5/10/43(a)(c)	15,012,934	15,040,378
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A4,
4.954%, 9/15/30(a)	10,963,888	11,018,598
Merrill Lynch Mortgage Trust 2005-CKI1
Series 2005-CKI1, Class A6,
5.288%, 11/12/37(a)(c)	10,360,689	10,557,366
ML-CFC Commercial Mortgage Trust 2006-1
Series 2006-1, Class A4,
5.467%, 2/12/39(a)(c)	9,712,007	10,036,553
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $47,643,367) — 2.3%		46,652,895

CORPORATE BONDS — 39.4%
Aegon N.V.
4.625%, 12/1/15(d)	3,104,000	3,211,613
AIG Global Funding
1.650%, 12/15/17(b)	7,950,000	7,948,633
Ally Financial, Inc.
8.300%, 2/12/15	6,360,000	6,405,743
3.125%, 1/15/16	47,295,000	47,413,238
5.500%, 2/15/17	11,980,000	12,579,000

42	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)
American Airlines 2011-1 Class A Pass-Through Trust
5.250%, 7/31/22	$2,082,530	$2,243,926
American Honda Finance Corp.
1.200%, 7/14/17	11,625,000	11,584,510
American International Group, Inc.
5.050%, 10/1/15	28,570,000	29,436,928
Anadarko Petroleum Corp.
4.500%, 7/15/44(a)	4,825,000	4,682,542
Apache Corp.
4.250%, 1/15/44(a)	4,825,000	4,216,741
Bank of America Corp.
4.500%, 4/1/15	12,820,000	12,940,457
1.500%, 10/9/15	27,673,000	27,786,487
1.250%, 1/11/16	14,245,000	14,269,986
2.600%, 1/15/19	10,150,000	10,228,926
Barclays PLC
2.750%, 11/8/19(d)	10,025,000	9,963,747
BP Capital Markets PLC
3.535%, 11/4/24(d)	6,150,000	6,115,000
Branch Banking & Trust Co.
1.350%, 10/1/17(a)	11,125,000	11,053,525
Citigroup, Inc.
4.587%, 12/15/15	39,325,000	40,635,230
1.350%, 3/10/17	8,245,000	8,206,108
1.550%, 8/14/17	37,150,000	37,045,200
1.850%, 11/24/17	16,575,000	16,555,955
Continental Airlines 2007-1 Class A Pass-Through Trust
5.983%, 10/19/23	2,080,505	2,283,354
Daimler Finance North America, LLC
1.250%, 1/11/16(b)	11,165,000	11,195,369
Delta Air Lines 2007-1 Class A Pass-Through Trust
6.821%, 2/10/24	4,413,352	5,119,488
Devon Energy Corp.
4.750%, 5/15/42(a)	6,050,000	6,090,426
Ensco PLC
5.750%, 10/1/44(a)(d)	8,000,000	8,026,944
Ford Motor Credit Co., LLC
3.875%, 1/15/15	5,400,000	5,405,611
2.500%, 1/15/16	5,125,000	5,182,328
4.207%, 4/15/16	24,776,000	25,644,275
1.482%, 5/9/16(c)	2,560,000	2,582,277
3.984%, 6/15/16	49,382,000	51,130,222
2.875%, 10/1/18	19,510,000	19,852,303
General Electric Capital Corp.
3.500%, 6/29/15	7,625,000	7,736,302
1.000%, 12/11/15	18,845,000	18,926,467
1.250%, 5/15/17(a)	17,800,000	17,824,119
Goldman Sachs Group, Inc.
3.700%, 8/1/15	23,140,000	23,513,457
1.600%, 11/23/15	20,895,000	21,004,427
1.433%, 4/30/18(c)	1,400,000	1,416,426
John Deere Capital Corp.
2.250%, 6/7/16	2,975,000	3,040,983
Johnson Controls, Inc.
1.400%, 11/2/17	5,900,000	5,846,416
JPMorgan Chase & Co.
3.400%, 6/24/15	12,655,000	12,818,794
1.100%, 10/15/15	25,350,000	25,395,579
3.450%, 3/1/16	11,980,000	12,296,308
Manufacturers & Traders Trust Co.
1.400%, 7/25/17(a)	15,920,000	15,896,693
Metropolitan Life Global Funding I
1.700%, 6/29/15(b)	5,020,000	5,046,536
2.500%, 9/29/15(b)	11,665,000	11,832,206
Morgan Stanley
3.450%, 11/2/15	42,850,000	43,686,132
3.800%, 4/29/16	3,297,000	3,405,864
NBCUniversal Enterprise, Inc.
0.768%, 4/15/16(b)(c)	5,325,000	5,334,612
New York Life Global Funding
1.450%, 12/15/17(b)	6,070,000	6,054,176
Northwest Airlines 2007-1 Class A Pass-Through Trust
7.027%, 5/1/21	2,587,468	2,936,776
Principal Life Global Funding II
1.125%, 9/18/15(b)	6,950,000	6,978,113
Prudential Financial, Inc.
4.750%, 9/17/15	11,501,000	11,801,406
5.500%, 3/15/16	975,000	1,027,210
U.S. Airways 2010-1 Class A Pass-Through Trust
6.250%, 10/22/24	6,316,202	7,089,937
U.S. Airways 2011-1 Class A Pass-Through Trust
7.125%, 4/22/25	1,059,633	1,234,473
U.S. Airways 2012-1 Class A Pass-Through Trust
5.900%, 4/1/26	6,828,087	7,613,317
Verizon Communications, Inc.
1.350%, 6/9/17	19,575,000	19,484,427
Wells Fargo & Co.
1.400%, 9/8/17	12,725,000	12,714,667
0.861%, 4/23/18(c)	5,275,000	5,283,640
TOTAL CORPORATE BONDS
(Cost $781,980,899) — 39.4%		784,275,555

(Continued on next page)

DECEMBER 31, 2014	43

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

	Principal
	Amount	Value

MORTGAGE-BACKED SECURITIES — 4.0%
Fannie Mae-Aces
Series 2014-M4, Class ASQ1,
0.484%, 1/25/17	$10,403,429	$10,390,518
Series 2014-M9, Class ASQ2,
1.462%, 4/25/17	23,000,000	23,161,874
Series 2014-M13, Class ASQ1,
0.848%, 11/25/17	8,873,447	8,851,406
Series 2014-M6, Class FA,
0.447%, 12/25/17(c)	6,599,624	6,591,282
Series 2014-M1, Class ASQ1,
1.388%, 11/25/18	16,315,934	16,320,552
Series 2012-M9, Class AB1,
1.372%, 4/25/22	2,303,199	2,290,303
Series 2014-M1, Class A1,
2.325%, 7/25/23(c)	11,987,413	12,141,391
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $79,627,467) — 4.0%		79,747,326

OTHER GOVERNMENTS — 0.3%
Petrobras Global Finance B.V.
2.371%, 1/15/19(c)(d)	1,120,000	993,530
Petroleos Mexicanos
3.500%, 7/18/18(d)	1,655,000	1,675,688
3.125%, 1/23/19(d)	4,385,000	4,395,962
TOTAL OTHER GOVERNMENTS
(Cost $7,143,360) — 0.3%		7,065,180

U.S. GOVERNMENT AND AGENCIES — 45.2%
United States Treasury Note
0.125%, 4/30/15	235,480,000	235,535,102
0.500%, 11/30/16	318,150,000	317,354,625
1.500%, 2/28/19	42,135,000	42,164,621
1.625%, 6/30/19	219,495,000	220,043,738
1.625%, 7/31/19	84,440,000	84,571,895
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost $898,156,147) — 45.2%		899,669,981

SHORT-TERM INVESTMENTS — 0.7%
UMB Money Market Fiduciary, 0.010%	14,240,413	14,240,413

TOTAL SHORT-TERM INVESTMENTS
(Cost $14,240,413) — 0.7%		14,240,413

TOTAL INVESTMENTS
(Cost $1,962,133,320) — 98.7%		1,966,723,314

Other assets less liabilities — 1.3%		25,658,218

TOTAL NET ASSETS — 100.0%
(equivalent to $11.24 per share; unlimited shares
of $1.00 par value capital shares authorized;
146,140,692 shares outstanding for Institutional Class;
equivalent to $11.23 per share; unlimited shares of
$1.00 par value capital shares authorized;
31,171,101 shares outstanding for Class Y)		$1,992,381,532

CFC — Cooperative Finance Corporation

LLC — Limited Liability Company

PLC — Public Limited Company

(a)Callable.

(b)144A restricted security.

(c) Variable rate security (presented at the current rate as of period end).

(d)Foreign security denominated in U.S. dollars.

44	SCOUT FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

UNCONSTRAINED BOND FUND (Continued)

FORWARD CONTRACTS

		Currency
		Amount			Unrealized
		Purchased	Value at	Value at	Appreciation
Description	Counterparty	(Sold)	Settlement Date	December 31, 2014	(Depreciation)
Australian Dollars	JP Morgan	79,750,000	$67,165,430	$64,660,444	$(2,504,986)
Brazilian Real	JP Morgan	371,975,000	138,679,623	136,107,669	(2,571,954)
TOTAL FORWARD CONTRACTS			$205,845,053	$200,768,113	$(5,076,940)

FUTURES CONTRACTS

		Number of			Unrealized
	Expiration	Contracts	Value at	Value at	Appreciation
Description	Date	Long (Short)	Trade Date	December 31, 2014	(Depreciation)
U.S. 10 Year Treasury Note	March 2015	(1,350)	$(170,252,682)	$(171,175,782)	$(923,100)
U.S. Treasury Long Bond	March 2015	(6,050)	(853,158,038)	(874,603,124)	(21,445,086)
TOTAL FUTURES CONTRACTS			$(1,023,410,720)	$(1,045,778,906)	$(22,368,186)

SWAP CONTRACTS

CREDIT DEFAULT SWAPS

			Rating of						Premiums	Unrealized
		Buy/Sell(e)	Reference Entity	Pay/Receive	Fixed	Expiration	Notional		Paid	Appreciation
Exchange	Reference Entity	Protection	(Moody’s/S&P)	Fixed Rate	Rate	Date	Value(f)	Value(g)	(Received)	(Depreciation)
Intercontinental Exchange	CDX North America	Sell	B1/B+	Receive	5.00%	12/20/2019	$123,770,000	$7,888,809	$6,761,537	$1,127,272
	High Yield Index
	Series 23
TOTAL SWAP CONTRACTS							$123,770,000	$7,888,809	$6,761,537	$1,127,272

(e)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(f)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	45

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)
(in thousands except per share data)

		Emerging
	International	Markets
	Fund	Fund

ASSETS:
Investments, at cost	$4,121,356	$16,365
Foreign currency at cost	—	45
Investments, at value	$5,481,204	$16,239
Foreign currency at value	—	45
Cash	3,512	1,898
Receivables:
Investments sold	5,225	—
Fund shares sold	4,024	—
Dividends	14,114	10
Interest	—	—
Due from Advisor	—	19
Prepaid and other assets	97	14
Total assets	5,508,176	18,225
LIABILITIES:
Due to Custodian	—	—
Payables:
Investments purchased	—	82
Fund shares redeemed	11,437	37
Accrued investment advisory fees	3,508	—
Accrued administrative fees	247	1
Accrued administration and fund accounting fees	274	7
Accrued transfer agent and related service fees and expenses	1,770	7
Accrued custody fees	213	—
Accrued registration fees	—	—
Non-U.S. Taxes	—	44
Other accrued expenses	408	14
Total liabilities	17,857	192
NET ASSETS	$5,490,319	$18,033
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$3,736,411	$18,141
Accumulated:
Net investment income (loss)	1,647	1
Net realized gain (loss) on investments and foreign currency transactions	393,164	51
Net unrealized appreciation (depreciation) on:
Investments	1,359,848	(160)
Foreign currency translations	(751)	—
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$5,490,319	$18,033
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited
SHARES ISSUED AND OUTSTANDING	168,472	1,675
NET ASSET VALUE PER SHARE	$32.59	$10.77

(a) Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

46	SCOUT FUNDS SEMI-ANNUAL REPORT

		Equity			Low Duration
Global Equity		Opportunity	Mid Cap	Small Cap	Bond
Fund		Fund	Fund	Fund	Fund

$6,896		$6,807	$1,869,381	$173,733	$39,082
—		—	—	—	—
$8,559		$7,649	$2,040,351	$246,246	$38,935
—		—	—	—	—
172		97	—	1,717	—

32		39	41,855	993	23
—		28	1,363	15	—
14		2	2,274	83	—
—		—	—	—	171
15		34	—	—	11
11		15	47	18	15
8,803		7,864	2,085,890	249,072	39,155

—		—	4,310	—	—

67		50	23,615	1,122	84
—		7	19,621	221	2
—		—	1,369	157	—
—		—	92	10	2
7		6	84	21	6
7		10	393	50	10
3		2	7	2	1
—		1	10	—	1
—		—	—	—	—
17		17	86	18	17
101		93	49,587	1,601	123
$8,702		$7,771	$2,036,303	$247,471	$39,032

$7,087		$6,926	$1,842,947	$164,638	$39,189

—		(2)	218	(512)	(28)
(48)		5	22,168	10,832	18

1,663		842	170,970	72,513	(147)
—		—	—	—	—
$8,702		$7,771	$2,036,303	$247,471	$39,032

Unlimited		Unlimited	Unlimited	Unlimited	Unlimited
687		680	131,869	9,886	3,887
$12.66	(a)	$11.43	$15.44	$25.03	$10.04

DECEMBER 31, 2014	47

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)
(in thousands except per share data)

		Core	Unconstrained
	Core Bond	Plus Bond	Bond
	Fund	Fund	Fund

ASSETS:
Investments, at cost	$221,491	$655,304	$1,962,133
Investments, at value	$222,549	$661,114	$1,966,723
Cash at brokers deposited as margin for open futures contracts and/or segregated as collateral for open swap contracts	—	—	14,715
Cash at custodian segregated as collateral for open forward contracts	—	780	4,420
Receivables:
Fund shares sold	14	1,557	3,922
Premiums paid on open swap contracts	—	1,252	6,762
Unrealized appreciation on open swap contracts	—	316	1,127
Realized gain on forward contracts	—	453	4,629
Interest	719	1,600	6,807
Prepaid and other assets	22	28	94
Total assets	223,304	667,100	2,009,199
LIABILITIES:
Payables:
Fund shares redeemed	547	4,078	8,322
Unrealized depreciation on open forward contracts	—	455	5,077
Variation margin	—	14	1,997
Dividends	9	1,702	177
Cash due to broker for margin for open futures contracts and/or collateral for open swap contracts	—	92	—
Accrued investment advisory fees	35	139	484
Accrued administrative fees	10	28	88
Accrued administration and fund accounting fees	11	30	75
Accrued transfer agent and related service fees and expenses	13	15	277
Accrued custody fees	—	2	25
Accrued registration fees	—	1	1
Accrued distribution fees	5	25	170
Other accrued expenses	24	36	124
Total liabilities	654	6,617	16,817
NET ASSETS	$222,650	$660,483	$1,992,382
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$223,358	$654,839	$2,096,857
Accumulated:
Net investment income (loss)	(64)	(1,791)	(12,626)
Net realized gain (loss) on investments, forward contracts, futures contracts and swap contracts	(1,702)	1,736	(70,121)
Net unrealized appreciation (depreciation) on:
Investments	1,058	5,810	4,590
Forward contracts	—	(455)	(5,077)
Futures contracts	—	28	(22,368)
Swap contracts	—	316	1,127
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$222,650	$660,483	$1,992,382
Capital Shares, $1.00 par value:
Authorized	Unlimited	Unlimited	Unlimited
Shares issued and outstanding:
Institutional Class	19,076	18,373	146,141
Class Y	313	2,133	31,171
TOTAL SHARES ISSUED AND OUTSTANDING	19,389	20,506	177,312
NET ASSET VALUE PER SHARE — INSTITUTIONAL CLASS	$11.48	$32.21	$11.24
NET ASSET VALUE PER SHARE — CLASS Y	$11.48	$32.20	$11.23

See accompanying Notes to Financial Statements.

48	SCOUT FUNDS SEMI-ANNUAL REPORT

This page left blank intentionally.

DECEMBER 31, 2014	49

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)
(in thousands)

		Emerging
	International	Markets
	Fund	Fund
INVESTMENT INCOME:
Dividend income	$48,624 (a)	$104	(a)
Interest income	6	—
Total investment income	48,630	104
EXPENSES:
Investment advisory fees	25,255	68
Administration and fund accounting fees	1,938	39
Transfer agent and related service fees and expenses	5,836	25
Custody fees	1,104	20
Professional fees	121	31
Federal and state registration fees	66	10
Reports to shareholders	439	4
Administrative fees	1,768	4
Insurance fees	31	—
Directors’ fees	73	—
Distribution fees	—	—
Shareholder servicing fees	—	—
Other expenses	146	13
Total expenses before waiver	36,777	214
Waiver of fees and/or other expenses assumed by Advisor	—	(112)
Net expenses	36,777	102
Net investment income (loss)	11,853	2
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCY,
FORWARD CONTRACTS, FUTURES CONTRACTS AND SWAP CONTRACTS:
Net realized gain (loss) on:
Investments	832,307	230	(b)
Foreign currency transactions	(1,946)	(18)
Forward contracts	—	—
Futures contracts	—	—
Swap contracts	—	—
Net increase (decrease) in unrealized appreciation/depreciation on:
Investments	(1,371,074)	(1,487	)(c)
Foreign currency translations	(1,286)	3
Forward contracts	—	—
Futures contracts	—	—
Swap contracts	—	—
Net realized and unrealized gain (loss) on investments, foreign currency, forward contracts, future contracts and swap contracts	(541,999)	(1,272)
Net increase (decrease) in net assets resulting from operations	$(530,146)	$(1,270)

(a) Net of foreign tax withholding of (in thousands) $3,991, $8, $1 and $1 respectively.

(b) Net of non-U.S. taxes (in thousands) $10.

(c) Net of non-U.S. taxes (in thousands) $34.

See accompanying Notes to Financial Statements.

50	SCOUT FUNDS SEMI-ANNUAL REPORT

	Equity			Low Duration		Core	Unconstrained
Global Equity	Opportunity	Mid Cap	Small Cap	Bond	Core Bond	Plus Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$55 (a)	$40 (a)	$14,383	$932	$—	$—	$—	$—
—	—	3	—	288	1,643	4,187	11,937
55	40	14,386	932	288	1,643	4,187	11,937

34	27	8,911	929	54	454	1,194	6,740
40	38	530	124	38	66	158	472
23	19	1,847	205	37	37	50	1,192
3	2	70	9	7	9	17	40
21	48	47	20	14	18	24	45
9	14	72	15	11	21	36	95
2	2	120	14	3	10	23	128
2	2	601	62	9	57	149	562
—	—	9	1	—	1	2	9
—	—	22	2	—	2	5	17
—	—	—	—	—	4	107	564
—	—	—	—	—	2	47	—
12	6	31	8	24	17	24	37
146	158	12,260	1,389	197	698	1,836	9,901
(91)	(115)	—	—	(125)	(238)	(488)	(3,607)
55	43	12,260	1,389	72	460	1,348	6,294
—	(3)	2,126	(457)	216	1,183	2,839	5,643

(1)	35	135,088	23,114	25	324	751	(375)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	453	9,352
—	—	—	—	—	—	55	(46,185)
—	—	—	—	—	—	800	4,412

(143)	371	(176,383)	(15,550)	(204)	(667)	(1,259)	(4,989)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(455)	(4,669)
—	—	—	—	—	—	(62)	(23,674)
—	—	—	—	—	—	182	565

(144)	406	(41,295)	7,564	(179)	(343)	465	(65,563)
$(144)	$403	$(39,169)	$7,107	$37	$840	$3,304	$(59,920)

DECEMBER 31, 2014	51

STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	International Fund		Emerging Markets Fund
	For the		For the
	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2014	Year Ended	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$11,853	$117,381	$2	$73
Net realized gain (loss) on investments and foreign currency transactions	830,361	343,486	212	704
Net increase (decrease) in unrealized appreciation/depreciation on investments and foreign currencies translations	(1,372,360)	796,871	(1,484)	502
Net increase in net assets resulting from operations	(530,146)	1,257,738	(1,270)	1,279
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(20,851)	(118,827)	(12)	(41)
Net realized gain on securities	(417,745)	—	(593)	(248)
Total distributions to shareholders	(438,596)	(118,827)	(605)	(289)
CAPITAL SHARE TRANSACTIONS:
Shares sold	355,801	1,440,925	6,807	3,557
Shares issued for reinvestment of distributions	383,092	101,370	487	196
Redemption fees	—	16	—	—
Shares redeemed	(2,860,103)	(3,303,386)	(622)	(3,382)
Net increase (decrease) from capital share transactions	(2,121,210)	(1,761,075)	6,672	371
Net increase (decrease) in net assets	(3,089,952)	(622,164)	4,797	1,361
NET ASSETS:
Beginning of period	8,580,271	9,202,435	13,236	11,875
End of period	$5,490,319	$8,580,271	$18,033	$13,236
Accumulated net investment income (loss)	1,647	10,645	1	12
TRANSACTIONS IN SHARES:
Shares sold	9,834	39,936	576	316
Shares reinvested	11,669	2,699	45	18
Shares redeemed	(79,963)	(90,240)	(53)	(298)
Net increase (decrease)	(58,460)	(47,605)	568	36

*Commenced operations on March 28, 2014.

See accompanying Notes to Financial Statements.

52	SCOUT FUNDS SEMI-ANNUAL REPORT

		Equity
Global Equity Fund		Opportunity Fund		Mid Cap Fund		Small Cap Fund		Low Duration Bond Fund
For the		For the		For the		For the		For the
Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
December 31, 2014	Year Ended	December 31, 2014	Period Ended	December 31, 2014	Year Ended	December 31, 2014	Year Ended	December 31, 2014	Year Ended
(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014*	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014

$—	$39	$(3)	$(3)	$2,126	$305	$(457)	$(383)	$216	$459
(1)	419	35	77	135,088	294,042	23,114	28,591	25	159

(143)	972	371	471	(176,383)	162,985	(15,550)	16,840	(204)	284
(144)	1,430	403	545	(39,169)	457,332	7,107	45,048	37	902

—	(46)	(1)	—	(1,908)	(405)	—	—	(244)	(539)
(189)	—	(107)	—	(359,935)	(109,300)	(1,768)	—	(86)	(42)
(189)	(46)	(108)	—	(361,843)	(109,705)	(1,768)	—	(330)	(581)

538	550	1,003	6,034	245,637	941,236	10,621	29,274	16,392	41,777
181	45	109	—	321,726	96,435	1,729	—	331	580
—	—	—	—	—	—	—	—	—	—
(233)	(431)	(189)	(26)	(668,521)	(447,401)	(21,675)	(66,746)	(4,141)	(49,463)
486	164	923	6,008	(101,158)	590,270	(9,325)	(37,472)	12,582	(7,106)
153	1,548	1,218	6,553	(502,170)	937,897	(3,986)	7,576	12,289	(6,785)

8,549	7,001	6,553	—	2,538,473	1,600,576	251,457	243,881	26,743	33,528
$8,702	$8,549	$7,771	$6,553	$2,036,303	$2,538,473	$247,471	$251,457	$39,032	$26,743
—	—	(2)	2	218	—	(512)	(55)	(28)	—

42	46	90	600	13,671	53,232	437	1,288	1,623	4,137
14	4	10	—	20,891	5,495	70	—	33	58
(18)	(36)	(17)	(3)	(37,776)	(25,238)	(888)	(2,888)	(411)	(4,899)
38	14	83	597	(3,214)	33,489	(381)	(1,600)	1,245	(704)

DECEMBER 31, 2014	53

STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Core Bond Fund		Core Plus Bond Fund		Unconstrained Bond Fund
	For the		For the		For the
	Six Months Ended	For the	Six Months Ended	For the	Six Months Ended	For the
	December 31, 2014	Year Ended	December 31, 2014	Year Ended	December 31, 2014	Year Ended
	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014	(Unaudited)	June 30, 2014

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,183	$3,106	$2,839	$7,780	$5,643	$5,622
Net realized gain (loss) on investments, forward contracts, futures contracts and swap contracts	324	1,027	2,059	3,619	(32,796)	(27,855)
Net increase (decrease) in unrealized appreciation/depreciation on investments, forward contracts, futures contracts and swap contracts	(667)	2,112	(1,594)	3,585	(32,767)	11,589
Net increase (decrease) in net assets resulting from operations	840	6,245	3,304	14,984	(59,920)	(10,644)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Institutional Class	(1,233)	(3,390)	(4,110)	(6,324)	(16,031)	(3,418)
Class Y	(13)	(38)	(466)	(686)	(3,030)	(409)
Net realized gain on securities:
Institutional Class	—	(873)	(576)	(1,873)	—	(8,723)
Class Y	—	(12)	(79)	(198)	—	(3,135)
Total distributions to shareholders	(1,246)	(4,313)	(5,231)	(9,081)	(19,061)	(15,685)
CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Shares sold	28,120	55,104	196,848	187,790	355,851	1,784,556
Shares issued for reinvestment of distributions	1,143	3,882	3,723	6,308	15,314	11,845
Shares redeemed	(29,207)	(100,573)	(55,345)	(180,953)	(471,350)	(390,005)
Net increase (decrease) from capital share transactions	56	(41,587)	145,226	13,145	(100,185)	1,406,396
Class Y:
Shares sold	694	1,453	13,253	99,240	75,925	639,431
Shares issued for reinvestment of distributions	13	50	521	856	3,009	3,527
Shares redeemed	(541)	(4,456)	(46,382)	(53,407)	(268,557)	(206,456)
Net increase (decrease) from capital share transactions	166	(2,953)	(32,608)	46,689	(189,623)	436,502
Net increase (decrease) from capital share transactions	222	(44,540)	112,618	59,834	(289,808)	1,842,898
Net increase (decrease) in net assets	(184)	(42,608)	110,691	65,737	(368,789)	1,816,569
NET ASSETS:
Beginning of period	222,834	265,442	549,792	484,055	2,361,171	544,602
End of period	$222,650	$222,834	$660,483	$549,792	$1,992,382	$2,361,171
Accumulated net investment income (loss)	(64)	(1)	(1,791)	(54)	(12,626)	792
TRANSACTIONS IN SHARES:
Institutional Class:
Shares sold	2,447	4,828	6,093	5,857	30,926	151,327
Shares reinvested	99	339	116	196	1,343	1,001
Shares redeemed	(2,541)	(8,812)	(1,714)	(5,642)	(41,206)	(33,143)
Net increase (decrease)	5	(3,645)	4,495	411	(8,937)	119,185
Class Y:
Shares sold	61	127	411	3,092	6,604	54,298
Shares reinvested	1	4	16	26	264	298
Shares redeemed	(47)	(391)	(1,437)	(1,662)	(23,359)	(17,569)
Net increase (decrease)	15	(260)	(1,010)	1,456	(16,491)	37,027
Net increase (decrease)	20	(3,905)	3,485	1,867	(25,428)	156,212

See accompanying Notes to Financial Statements.

54	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS
Per share income and capital changes for a share outstanding throughout each period.

SCOUT INTERNATIONAL FUND

	For the Six Months Ended
	December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$37.81		$33.52	$29.24	$33.70	$25.91	$23.13

Income from investment operations:
Net investment income	0.09		0.50	0.44	0.47	0.46	0.33
Net realized and unrealized gain (loss) on securities	(2.61)		4.29	4.49	(4.47)	7.80	2.79
Total from investment operations	(2.52)		4.79	4.93	(4.00)	8.26	3.12

Distributions from:
Net investment income	(0.13)		(0.50)	(0.65)	(0.46)	(0.47)	(0.34)
Net realized gain on securities	(2.57)		—	—	—	—	—

Total distributions	(2.70)		(0.50)	(0.65)	(0.46)	(0.47)	(0.34)

Net asset value, end of period	$32.59		$37.81	$33.52	$29.24	$33.70	$25.91

Total return	(6.71)	%(a)	14.30%	16.86%	(11.78)%	32.00%	13.41%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$5,490		$8,580	$9,202	$7,506	$8,440	$5,333
Ratio of expenses to average net assets	1.04	%(b)	1.01%	1.01%	0.99%	0.94%	0.97%
Ratio of net investment income to average net assets	0.34	%(b)	1.23%	1.39%	1.61%	1.50%	1.35%
Portfolio turnover rate	14	%(a)	12%	31%	20%	13%	12%

(a) Not annualized.

(b) Annualized.

SCOUT EMERGING MARKETS FUND (Fund Inception October 15, 2012)

	For the Six Months Ended		For the	For the
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013

Net asset value, beginning of period	$11.96		$11.09	$10.00

Income from investment operations:
Net investment income	—	(a)	0.06	0.03
Net realized and unrealized gain (loss) on securities	(0.82)		1.07	1.08

Total from investment operations	(0.82)		1.13	1.11

Distributions from:
Net investment income	(0.01)		(0.04)	(0.02)
Net realized gain on securities	(0.36)		(0.22)	—

Total distributions	(0.37)		(0.26)	(0.02)

Net asset value, end of period	$10.77		$11.96	$11.09

Total return	(6.83	)%(b)	10.38%	11.14	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$18		$13	$12
Ratio of expenses to average net assets:
Net of waivers	1.28	%(c)	1.40%	1.40	%(c)
Before waivers	2.69	%(c)	3.21%	3.40	%(c)
Ratio of net investment income (loss) to average net assets:
Net of waivers	0.02	%(c)	0.58%	0.52	%(c)
Before waivers	(1.39	)%(c)	(1.23)%	(1.48	)%(c)
Portfolio turnover rate	28	%(b)	66%	61	%(b)

(a) Resulted in less than $0.005 per share.

(b) Not annualized.

(c) Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT GLOBAL EQUITY FUND (Fund Inception June 30, 2011)

	For the Six Months Ended
	December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012

Net asset value, beginning of period	$13.16		$11.02	$9.29	$10.00

Income from investment operations:
Net investment income	—	(a)	0.06	0.07	0.06
Net realized and unrealized gain (loss) on securities	(0.22)		2.15	1.73	(0.71)

Total from investment operations	(0.22)		2.21	1.80	(0.65)

Distributions from:
Net investment income	—		(0.07)	(0.07)	(0.06)
Net realized gain on securities	(0.28)		—	—	—

Total distributions	(0.28)		(0.07)	(0.07)	(0.06)

Net asset value, end of period	$12.66		$13.16	$11.02	$9.29

Total return	(1.66	)%(b)	20.07%	19.41%	(6.46)%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$9		$9	$7	$5
Ratio of expenses to average net assets:
Net of waivers	1.30	%(c)	1.40%	1.40%	1.40%
Before waivers	3.43	%(c)	3.87%	4.80%	5.25%
Ratio of net investment income (loss) to average net assets:
Net of waivers	(0.01	)%(c)	0.50%	0.75%	0.70%
Before waivers	(2.14	)%(c)	(1.97)%	(2.65)%	(3.15)%
Portfolio turnover rate	21	%(b)	81%	110%	168%

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

SCOUT EQUITY OPPORTUNITY FUND (Fund Inception March 28, 2014)

	For the Six Months Ended		For the
	December 31, 2014		Period Ended
	(Unaudited)		June 30, 2014

Net asset value, beginning of period	$10.97		$10.00

Income from investment operations:
Net investment loss	(0.01)		(0.01)
Net realized and unrealized gain on securities	0.63		0.98

Total from investment operations	0.62		0.97

Distributions from:
Net investment income	—	(a)	—
Net realized gain on securities	(0.16)		—

Total distributions	(0.16)		—

Net asset value, end of period	$11.43		$10.97

Total return	5.68	%(b)	9.70	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$8		$7
Ratio of expenses to average net assets:
Net of waivers	1.20	%(c)	1.25	%(c)
Before waivers	4.43	%(c)	5.87	%(c)
Ratio of net investment loss to average net assets:
Net of waivers	(0.08	)%(c)	(0.21	)%(c)
Before waivers	(3.31	)%(c)	(4.83	)%(c)
Portfolio turnover rate	43	%(b)	14	%(b)

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying Notes to Financial Statements.

56	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT MID CAP FUND

	For the Six Months Ended December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$18.79		$15.75	$13.25	$14.68	$10.39	$8.30

Income from investment operations:
Net investment income	0.02		— (a)	0.14	0.09	0.07	0.04
Net realized and unrealized gain (loss) on securities	(0.28)		3.99	2.67	(0.86)	4.88	2.09

Total from investment operations	(0.26)		3.99	2.81	(0.77)	4.95	2.13

Distributions from:
Net investment income	(0.02)		— (a)	(0.11)	(0.08)	(0.06)	(0.04)
Net realized gain on securities	(3.07)		(0.95)	(0.20)	(0.58)	(0.60)	—

Total distributions	(3.09)		(0.95)	(0.31)	(0.66)	(0.66)	(0.04)

Net asset value, end of period	$15.44		$18.79	$15.75	$13.25	$14.68	$10.39

Total return	(1.34	)%(b)	25.75%	21.53%	(4.94)%	48.34%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$2,036		$2,538	$1,601	$1,241	$518	$156
Ratio of expenses to average net assets:
Net of reimbursements	1.02	%(c)	1.02%	1.07%	1.06%	1.04%	1.13%
Before reimbursements	1.02	%(c)	1.02%	1.07%	1.06%	1.04%	1.10%
Ratio of net investment income to average net assets:
Net of reimbursements	0.18	%(c)	0.01%	0.97%	0.71%	0.71%	0.40%
Before reimbursements	0.18	%(c)	0.01%	0.97%	0.71%	0.71%	0.43%
Portfolio turnover rate	88	%(b)	134%	127%	217%	195%	184%

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

SCOUT SMALL CAP FUND

	For the Six Months Ended December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012		2011	2010

Net asset value, beginning of period	$24.49		$20.55	$15.82	$16.88		$12.06	$10.98

Income from investment operations:
Net investment income (loss)	(0.05)		(0.04)	0.02	0.02		(0.04)	(0.06)
Net realized and unrealized gain (loss) on securities	0.77		3.98	4.77	(1.08)		4.86	1.14

Total from investment operations	0.72		3.94	4.79	(1.06)		4.82	1.08

Distributions from:
Net investment income	—		—	(0.06)	—		—	—
Net realized gain on securities	(0.18)		—	—	—		—	—

Total distributions	(0.18)		—	(0.06)	—		—	—

Net asset value, end of period	$25.03		$24.49	$20.55	$15.82		$16.88	$12.06

Total return	2.94	%(a)	19.17%	30.39%	(6.28)%		39.97%	9.84%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$247		$251	$244	$230		$317	$379
Ratio of expenses to average net assets	1.12	%(b)	1.12%	1.13%	1.12%		1.03%	1.06%
Ratio of net investment income (loss) to average net assets	(0.37	)%(b)	(0.15)%	0.14%	0.09%		(0.21)%	(0.41)%
Portfolio turnover rate	12	%(a)	17%	23%	38	%(c)	63%	358%

(a)	Not annualized.
(b)	Annualized.
(c)	The denominator in the portfolio turnover calculation does not include the value of securities previously owned by the TrendStar Small Cap Fund, which was reorganized into the Small Cap Fund effective as of the close of business on September 30, 2011.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT LOW DURATION BOND FUND (Fund Inception August 29, 2012)

	For the Six Months Ended		For the	For the
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013

Net asset value, beginning of period	$10.12		$10.02	$10.00

Income from investment operations:
Net investment income	0.06		0.10	0.14
Net realized and unrealized gain (loss) on securities	(0.05)		0.14	0.02

Total from investment operations	0.01		0.24	0.16

Distributions from:
Net investment income	(0.07)		(0.13)	(0.14)
Net realized gain on securities	(0.02)		(0.01)	—	(a)

Total distributions	(0.09)		(0.14)	(0.14)

Net asset value, end of period	$10.04		$10.12	$10.02

Total return	0.12	%(b)	2.38%	1.60	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$39		$27	$34
Ratio of expenses to average net assets:
Net of waivers	0.40	%(c)	0.40%	0.40	%(c)
Before waivers	1.10	%(c)	0.97%	1.73	%(c)
Ratio of net investment income to average net assets:
Net of waivers	1.21	%(c)	1.02%	1.49	%(c)
Before waivers	0.51	%(c)	0.45%	0.15	%(c)
Portfolio turnover rate	46	%(b)	170%	121	%(b)

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying Notes to Financial Statements.

58	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — INSTITUTIONAL CLASS *

	For the Six Months Ended December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010(a)

Net asset value, beginning of period	$11.50		$11.41	$11.61	$11.31	$11.09	$9.94

Income from investment operations:
Net investment income	0.06		0.15	0.13	0.20	0.25	0.38 (b)
Net realized and unrealized gain (loss) on securities	(0.02)		0.15	0.01	0.71	0.26	1.15

Total from investment operations	0.04		0.30	0.14	0.91	0.51	1.53

Distributions from:
Net investment income	(0.06)		(0.17)	(0.15)	(0.22)	(0.29)	(0.38)
Net realized gain on securities	—		(0.04)	(0.19)	(0.39)	—	—

Total distributions	(0.06)		(0.21)	(0.34)	(0.61)	(0.29)	(0.38)

Net asset value, end of period	$11.48		$11.50	$11.41	$11.61	$11.31	$11.09

Total return	0.38	%(c)	2.65%	1.20%	8.24%	4.54%	15.60%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$219		$219	$259	$170	$144	$66
Ratio of expenses to average net assets:
Net of waivers	0.40	%(d)	0.40%	0.40%	0.40%	0.38%	0.35%
Before waivers	0.61	%(d)	0.62%	0.64%	0.67%	0.64%	0.72%
Ratio of net investment income to average net assets:
Net of waivers	1.04	%(d)	1.32%	1.13%	1.69%	2.09%	3.60%
Before waivers	0.83	%(d)	1.10%	0.89%	1.42%	1.83%	3.23%
Portfolio turnover rate	54	%(c)	636%	607%	586%	564%	1,063%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Fund, which was reorganized into the Scout Funds family as the Scout Core Bond Fund – Institutional Class after the close of business on April 21, 2011.
(a)	In connection with the reorganization of the Frontegra Columbus Core Fund into the Scout Core Bond Fund – Institutional Class, a conversion factor of 1.04 was applied to the June 30, 2010 per share amounts to properly reflect the historical performance of the fund.
(b)	Per share net investment income has been calculated using the daily average share method.
(c)	Not annualized.
(d)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	59

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE BOND FUND — CLASS Y (Class Inception April 21, 2011)

	For the Six Months Ended					For the
	December 31, 2014		For the Years Ended June 30,			Period Ended
	(Unaudited)		2014	2013	2012	June 30, 2011

Net asset value, beginning of period	$11.50		$11.40	$11.61	$11.30	$11.19

Income from investment operations:
Net investment income	0.04		0.11	0.10	0.18	0.04
Net realized and unrealized gain (loss) on securities	(0.02)		0.16	— (a)	0.71	0.11

Total from investment operations	0.02		0.27	0.10	0.89	0.15

Distributions from:
Net investment income	(0.04)		(0.13)	(0.12)	(0.19)	(0.04)
Net realized gain on securities	—		(0.04)	(0.19)	(0.39)	—

Total distributions	(0.04)		(0.17)	(0.31)	(0.58)	(0.04)

Net asset value, end of period	$11.48		$11.50	$11.40	$11.61	$11.30

Total return	0.20	%(b)	2.34%	0.83%	8.06%	1.33	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$4		$4	$6	$2	$3
Ratio of expenses to average net assets:
Net of waivers	0.76	%(c)	0.79%	0.71%	0.57%	0.80	%(c)
Before waivers	0.97	%(c)	1.01%	0.95%	0.84%	0.96	%(c)
Ratio of net investment income to average net assets:
Net of waivers	0.68	%(c)	0.93%	0.82%	1.52%	1.25	%(c)
Before waivers	0.47	%(c)	0.71%	0.58%	1.25%	1.09	%(c)
Portfolio turnover rate	54	%(b)	636%	607%	586%	564	%(b)

(a)	Resulted in less than $0.005 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying Notes to Financial Statements.

60	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — INSTITUTIONAL CLASS*

	For the Six Months Ended
	December 31, 2014		For the Years Ended June 30,
	(Unaudited)		2014	2013	2012	2011	2010

Net asset value, beginning of period	$32.30		$31.94	$33.03	$31.97	$32.70	$30.40

Income from investment operations:
Net investment income	0.17		0.49	0.55	0.76	1.08	1.84
Net realized and unrealized gain on securities	0.02		0.44	0.35	2.51	0.73	3.80

Total from investment operations	0.19		0.93	0.90	3.27	1.81	5.64

Distributions from:
Net investment income	(0.25)		(0.44)	(0.56)	(0.92)	(1.31)	(1.90)
Net realized gain on securities	(0.03)		(0.13)	(1.43)	(1.29)	(1.23)	(1.44)

Total distributions	(0.28)		(0.57)	(1.99)	(2.21)	(2.54)	(3.34)

Net asset value, end of period	$32.21		$32.30	$31.94	$33.03	$31.97	$32.70

Total return	0.60	%(a)	2.94%	2.64%	10.61%	5.80%	19.12%

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$592		$448	$430	$442	$398	$414
Ratio of expenses to average net assets:
Net of waivers	0.40	%(b)	0.40%	0.40%	0.40%	0.38%	0.35%
Before waivers	0.56	%(b)	0.57%	0.59%	0.56%	0.50%	0.49%
Ratio of net investment income to average net assets:
Net of waivers	1.00	%(b)	1.53%	1.65%	2.25%	3.34%	5.49%
Before waivers	0.84	%(b)	1.36%	1.46%	2.09%	3.22%	5.35%
Portfolio turnover rate	65	%(a)	663%	604%	593%	623%	1,006%

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund – Institutional Class, which was reorganized into the Scout Funds family as the Scout Core Plus Bond Fund – Institutional Class as of the close of business on April 21, 2011.

(a)	Not annualized.
(b)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	61

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT CORE PLUS BOND FUND — CLASS Y (Class Inception November 12, 2009)*

	For the Six Months Ended						For the
	December 31, 2014		For the Years Ended June 30,				Period Ended
	(Unaudited)		2014	2013	2012	2011	June 30, 2010

Net asset value, beginning of period	$32.29		$31.94	$33.03	$31.98	$32.69	$33.08

Income from investment operations:
Net investment income	0.10		0.38	0.48	0.80	0.59	0.98
Net realized and unrealized gain on securities	0.03		0.43	0.31	2.39	1.10	1.30

Total from investment operations	0.13		0.81	0.79	3.19	1.69	2.28

Distributions from:
Net investment income	(0.19)		(0.33)	(0.45)	(0.85)	(1.17)	(1.23)
Net realized gain on securities	(0.03)		(0.13)	(1.43)	(1.29)	(1.23)	(1.44)

Total distributions	(0.22)		(0.46)	(1.88)	(2.14)	(2.40)	(2.67)

Net asset value, end of period	$32.20		$32.29	$31.94	$33.03	$31.98	$32.69

Total return	0.41	%(a)	2.54%	2.30%	10.34%	5.41%	7.33	%(a)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$68		$102	$54	$28	$6	$4
Ratio of expenses to average net assets:
Net of waivers	0.76	%(b)	0.78%	0.75%	0.57%	0.78%	0.75	%(b)
Before waivers	0.92	%(b)	0.95%	0.94%	0.73%	0.90%	0.89	%(b)
Ratio of net investment income to average net assets:
Net of waivers	0.64	%(b)	1.15%	1.30%	2.09%	2.90%	4.12	%(b)
Before waivers	0.48	%(b)	0.98%	1.11%	1.93%	2.78%	3.98	%(b)
Portfolio turnover rate	65	%(a)	663%	604%	593%	623%	1,006	%(a)

*	Financial information from inception through April 21, 2011 is for the Frontegra Columbus Core Plus Fund –Class Y, which was reorganized into the Scout Funds family as the Scout Core Plus Bond Fund – Class Y as of the close of business on April 21, 2011.

(a)	Not annualized.
(b)	Annualized.

See accompanying Notes to Financial Statements.

62	SCOUT FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

SCOUT UNCONSTRAINED BOND FUND — INSTITUTIONAL CLASS (Class Inception September 29, 2011)

	For the Six Months Ended				For the
	December 31, 2014		For the Years Ended June 30,		Period Ended
	(Unaudited)		2014	2013	June 30, 2012

Net asset value, beginning of period	$11.65		$11.70	$11.02	$10.00

Income from investment operations:
Net investment income	0.03		0.04	0.24	0.35
Net realized and unrealized gain (loss) on securities	(0.34)		0.01	1.15	1.22

Total from investment operations	(0.31)		0.05	1.39	1.57

Distributions from:
Net investment income	(0.10)		(0.03)	(0.23)	(0.37)
Net realized gain on securities	—		(0.07)	(0.48)	(0.18)

Total distributions	(0.10)		(0.10)	(0.71)	(0.55)

Net asset value, end of period	$11.24		$11.65	$11.70	$11.02

Total return	(2.63	)%(a)	0.44%	12.72%	16.23	%(a)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,642		$1,806	$420	$33
Ratio of expenses to average net assets:
Net of waivers	0.50	%(b)	0.50%	0.59%	0.99	%(b)
Before waivers	0.82	%(b)	0.84%	0.96%	1.62	%(b)
Ratio of net investment income to average net assets:
Net of waivers	0.56	%(b)	0.40%	1.36%	3.60	%(b)
Before waivers	0.24	%(b)	0.06%	0.99%	2.97	%(b)
Portfolio turnover rate	53	%(a)	422%	140%	224	%(a)

(a)	Not annualized.
(b)	Annualized.

SCOUT UNCONSTRAINED BOND FUND — CLASS Y (Class Inception December 31, 2012)

	For the Six Months Ended		For the	For the
	December 31, 2014		Year Ended	Period Ended
	(Unaudited)		June 30, 2014	June 30, 2013

Net asset value, beginning of period	$11.64		$11.71	$11.62

Income from investment operations:
Net investment income	0.01		0.01	0.11
Net realized and unrealized gain (loss) on securities	(0.33)		— (a)	0.09

Total from investment operations	(0.32)		0.01	0.20

Distributions from:
Net investment income	(0.09)		(0.01)	(0.11)
Net realized gain on securities	—		(0.07)	—

Total distributions	(0.09)		(0.08)	(0.11)

Net asset value, end of period	$11.23		$11.64	$11.71

Total return	(2.78	)%(b)	0.12%	1.68	%(b)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$350		$555	$125
Ratio of expenses to average net assets:
Net of waivers	0.80	%(c)	0.78%	0.77	%(c)
Before waivers	1.12	%(c)	1.12%	1.17	%(c)
Ratio of net investment income (loss) to average net assets:
Net of waivers	0.26	%(c)	0.12%	0.84	%(c)
Before waivers	(0.06	)%(c)	(0.22)%	0.44	%(c)
Portfolio turnover rate	53	%(b)	422%	140	%(b)

(a)	Resulted in less than $0.05 per share.
(b)	Not annualized.
(c)	Annualized.

See accompanying Notes to Financial Statements.

DECEMBER 31, 2014	63

NOTES TO FINANCIAL STATEMENTS
December 31, 2014 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Scout Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of the following ten diversified portfolios: Scout International Fund (“International” or “International Fund”), Scout Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), Scout Global Equity Fund (“Global Equity” or “Global Equity Fund”), Scout Equity Opportunity Fund (“Equity Opportunity” or “Equity Opportunity Fund”), Scout Mid Cap Fund (“Mid Cap” or “Mid Cap Fund”), Scout Small Cap Fund (“Small Cap” or “Small Cap Fund”), Scout Low Duration Bond Fund (“Low Duration Bond” or “Low Duration Bond Fund”), Scout Core Bond Fund (“Core Bond” or “Core Bond Fund”), Scout Core Plus Bond Fund (“Core Plus Bond” or “Core Plus Bond Fund”), and Scout Unconstrained Bond Fund (“Unconstrained Bond” or “Unconstrained Bond Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”).

The Funds’ investment objectives are as follows:

Fund	Investment Objective
International	Long-term growth of capital and income
Emerging Markets	Long-term growth of capital
Global Equity	Long-term growth of capital
Equity Opportunity	Long-term growth of capital
Mid Cap	Long-term growth of capital
Small Cap	Long-term growth of capital
Low Duration Bond	High level of total return consistent with the preservation of capital
Core Bond	High level of total return consistent with the preservation of capital
Core Plus Bond	High level of total return consistent with the preservation of capital
Unconstrained Bond	Maximize total return consistent with the preservation of capital

These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Security Valuations — Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market® and NASDAQ Capital Market® exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. NASDAQ National Market® and NASDAQ Capital Market® securities will be valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If an exchange is open for trading on a day but there are no sales, the security is valued at the mean between the last current closing bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued by using an evaluated bid price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices. Short-term instruments maturing within 60 days may be valued at amortized cost. Swaps, such as credit default swaps, interest rate swaps and currency swaps, are valued by an independent pricing service. In the absence of an evaluated bid price from an independent pricing service for a debt security (other than short-term instruments maturing within 60 days) or swap, or when a Fund buys a when-issued security or a mortgage-backed security and the security is not yet being priced by a pricing service, the securities will be valued at their fair value as determined in good faith by Scout Investments, Inc. (the “Advisor”) implementing procedures adopted by, and under the supervision of, the Board of Trustees of the Trust (the “Board”).

Options are valued at the mean between the current bid and asked prices. Futures contracts are valued at the last reported sale price at valuation time on the exchange on which they are traded. Foreign equity securities or debt securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an independent pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of 4:00 p.m. Eastern Standard Time. Foreign forward currency contracts are valued at the mean between the bid and asked exchange rates. Rights and warrants are generally valued at the last sale price at the close of the exchange on which the security is principally traded. Redeemable securities issued by open-end investment companies are valued on any given business day using the respective closing Net Asset Values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. Restricted securities will generally be priced at fair value in accordance with the procedures adopted by the Board. If any short positions are maintained by the Fund, including short positions in options and futures contracts, they shall be valued in accordance with the same methodologies and procedures with respect to equity investments.

A Fund will also value a security at fair value when significant events that materially affect the security’s price occur after the last available market price and before the Fund calculates its NAV.

The Funds’ fair value pricing of securities traded on foreign exchanges utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The Funds may rely on the third-party pricing service’s prices to reflect events materially affecting the values of the Funds’ foreign investments during the period between the close of foreign markets and the close of regular trading on the New York Stock Exchange (“NYSE”). In certain circumstances, if events occur that materially affect the values of the Funds’ foreign investments, the third-party pricing services will provide revised values to the Funds. The use of fair value pricing by the Funds may cause the NAVs of their shares to differ from the NAVs that would be calculated by using closing market prices.

In the event that a fair valuation determination is necessary with respect to a security or other asset of the Funds for which a market quotation is not readily available or is unreliable, the Valuation Committee shall consider all appropriate factors relevant to the value of the security or other asset and shall determine the method of arriving at the fair value thereof. Generally,

64	SCOUT FUNDS SEMI-ANNUAL REPORT

any member of the Valuation Committee can make the valuation determination with consent of another voting member of the Valuation Committee that is not on the Fund team affected, but, if feasible, should involve a member of fund accounting and the Fund manager. As a general principle, the “fair value” of a security or other asset should be the amount that the Fund might reasonably expect to realize upon the current sale of the security or other asset. Valuation policies and procedures are reviewed annually by the Board. Quarterly, the Board analyzes fair valued securities utilized in the Funds during the period as well as reviews the independent third party fair valuation analysis report. On December 31, 2014, certain securities within the International, Emerging Markets and Global Equity Funds were fair valued by an independent third party in accordance with fair value policy procedures adopted by the Board.

Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 —	quoted prices in active markets for identical securities;
•	Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or
•	Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used, as of December 31, 2014, in valuing the Funds’ assets:

International:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$67,001,145	$246,819,805	$—	$313,820,950
Canada	326,159,371	—	—	326,159,371
China	—	34,045,212	—	34,045,212
Colombia	83,788,707	—	—	83,788,707
Denmark	59,735,653	—	—	59,735,653
France	56,565,679	507,161,557	—	563,727,236
Germany	277,767,511	521,335,849	—	799,103,360
Ireland	71,844,436	—	—	71,844,436
Japan	62,566,843	693,700,770	—	756,267,613
Mexico	155,004,183	—	—	155,004,183
Netherlands	77,732,187	53,626,355	—	131,358,542
Peru	91,323,744	—	—	91,323,744
Singapore	84,014,288	73,162,619	—	157,176,907
South Africa	—	88,984,473	—	88,984,473
Spain	—	70,560,471	—	70,560,471
Sweden	31,698,111	130,288,033	—	161,986,144
Switzerland	197,221,060	310,166,751	—	507,387,811
Taiwan	84,131,679	58,238,177	—	142,369,856
Turkey	—	103,255,079	—	103,255,079
United Kingdom	307,095,900	354,083,117	—	661,179,017
United States	187,124,797	—	—	187,124,797
Short-Term Investments	15,000,000	—	—	15,000,000
Total Investments	$2,235,775,294	$3,245,428,268	$—	$5,481,203,562

(Continued on next page)

DECEMBER 31, 2014	65

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Emerging Markets:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Brazil	$2,187,105	$—	$—	$2,187,105
China	—	1,078,795	—	1,078,795
France	451,539	—	—	451,539
India	287,647	2,023,176	—	2,310,823
Indonesia	—	335,547	—	335,547
Kenya	381,670	—	—	381,670
Malaysia	—	232,213	—	232,213
Mexico	1,101,830	264,440	—	1,366,270
Peru	431,444	1,161,336	—	1,592,780
Russia	326,636	275,905	—	602,541
South Africa	—	1,300,081	—	1,300,081
South Korea	—	793,263	—	793,263
Thailand	—	513,152	—	513,152
Turkey	—	1,114,763	—	1,114,763
United Arab Emirates	—	361,850	—	361,850
United States	1,264,279	—	—	1,264,279
Vietnam	351,833	—	—	351,833
Total Investments	$6,783,983	$9,454,521	$—	$16,238,504

Global Equity:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Common Stocks
Australia	$—	$73,825	$—	$73,825
Canada	490,877	—	—	490,877
China	—	49,679	—	49,679
France	146,607	273,284	—	419,891
Germany	214,198	91,361	—	305,559
Ireland	137,409	—	—	137,409
Japan	354,828	204,087	—	558,915
Mexico	110,076	—	—	110,076
Netherlands	174,421	—	—	174,421
Peru	150,569	—	—	150,569
Singapore	122,001	—	—	122,001
South Africa	—	27,906	—	27,906
Spain	51,232	—	—	51,232
Sweden	100,260	—	—	100,260
Switzerland	193,823	—	—	193,823
Taiwan	—	100,021	—	100,021
Turkey	—	78,925	—	78,925
United Kingdom	242,615	77,884	—	320,499
United States	5,093,091	—	—	5,093,091
Total Investments	$7,582,007	$976,972	$—	$8,558,979

Equity Opportunity:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,649,352	$—	$—	$7,649,352

Mid Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,040,351,424	$—	$—	$2,040,351,424

66	SCOUT FUNDS SEMI-ANNUAL REPORT

Small Cap:
Security Type	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$246,245,749	$—	$—	$246,245,749

Low Duration Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$4,388,232	$—	$4,388,232
Commercial Mortgage-Backed Securities	—	3,082,250	—	3,082,250
Corporate Bonds	—	14,249,469	—	14,249,469
Mortgage-Backed Securities	—	12,904,244	—	12,904,244
Other Governments	—	568,000	—	568,000
U.S. Government and Agencies	—	2,259,018	—	2,259,018
Short-Term Investments	1,483,599	—	—	1,483,599
Total Investments	$1,483,599	$37,451,213	$—	$38,934,812

Core Bond:
Security Type	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$3,130,952	$—	$3,130,952
Commercial Mortgage-Backed Securities	—	16,284,788	—	16,284,788
Corporate Bonds	—	67,549,056	—	67,549,056
Mortgage-Backed Securities	—	32,400,453	—	32,400,453
Other Governments	—	1,529,253	—	1,529,253
U.S. Government and Agencies	—	96,256,111	—	96,256,111
Short-Term Investments	5,398,027	—	—	5,398,027
Total Investments	$5,398,027	$217,150,613	$—	$222,548,640

Core Plus Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$16,491,625	$—	$16,491,625
Commercial Mortgage-Backed Securities	—	29,599,131	—	29,599,131
Corporate Bonds	—	150,957,307	—	150,957,307
Mortgage-Backed Securities	—	66,835,628	—	66,835,628
Other Governments	—	2,714,074	—	2,714,074
U.S. Government and Agencies	—	368,676,042	—	368,676,042
Short-Term Investments	25,839,832	—	—	25,839,832
Total Investments	$25,839,832	$635,273,807	$—	$661,113,639
Other Financial Instruments(b)
Futures Contracts	$28,032	$—	$—	$28,032
Swap Contracts	—	1,568,583	—	1,568,583
Total Other Financial Instruments	$28,032	$1,568,583	$—	$1,596,615
Liabilities
Other Financial Instruments(b)
Forward Contracts	$—	$455,108	$—	$455,108

(Continued on next page)

DECEMBER 31, 2014	67

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

Unconstrained Bond:
Security Type	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$135,071,964	$—	$135,071,964
Commercial Mortgage-Backed Securities	—	46,652,895	—	46,652,895
Corporate Bonds	—	784,275,555	—	784,275,555
Mortgage-Backed Securities	—	79,747,326	—	79,747,326
Other Governments	—	7,065,180	—	7,065,180
U.S. Government and Agencies	—	899,669,981	—	899,669,981
Short-Term Investments	14,240,413	—	—	14,240,413
Total Investments	$14,240,413	$1,952,482,901	$—	$1,966,723,314

Other Financial Instruments(b)
Swap Contracts	$—	$7,888,809	$—	$7,888,809
Liabilities
Other Financial Instruments(b)
Forward Contracts	$—	$5,076,940	$—	$5,076,940
Futures Contracts	22,368,186	—	—	22,368,186
Total Other Financial Instruments	$22,368,186	$5,076,940	$—	$27,445,126

(a)	For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.
(b)	Other financial instruments are derivative instruments, such as forward contracts, futures contracts and swap contracts. Forward contracts, futures contracts and swap contracts are shown at the fair value of the instrument.

The Funds did not hold any Level 3 investments during the periods ended December 31, 2014. It is the Funds’ policy to recognize transfers between Levels at the end of the period. As of June 30, 2014, the International, Emerging Markets and Global Equity Funds held all Level 1 securities. As of December 31, 2014, the International, Emerging Markets and Global Equity Funds held some Level 2 securities due to the Funds performing a fair value adjustment. A security’s classification as Level 1 or Level 2 within these Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Funds’ Pricing and Fair Value Determinations Policies and Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2014 to December 31, 2014, represented by recognizing the December 31, 2014 market value of securities classified as Level 1 as of June 30, 2014 that transferred hierarchies to Level 2 as of December 31, 2014:

	International	Emerging Markets	Global Equity

Transfers into Level 1	$—	$—	$—
Transfers out of Level 1	(3,238,779,674)	(8,109,492)	(649,321)
Net transfers in (out) of Level 1	$(3,238,779,674)	$(8,109,492)	$(649,321)

Transfers into Level 2	$3,238,779,674	$8,109,492	$649,321
Transfers out of Level 2	—	—	—
Net transfers in (out) of Level 2	$3,238,779,674	$8,109,492	$649,321

68	SCOUT FUNDS SEMI-ANNUAL REPORT

(b)	Derivatives — The following disclosure provides certain information about the Funds’ derivative and hedging activities. See Notes 6 and 7 regarding other derivative information.

i.	Forward currency contracts — The Low Duration Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into forward currency contracts (“forward contracts”) in order to hedge the impact of adverse changes in the relationships between the US$ and various foreign currencies, or for any other lawful hedging purpose consistent with their investment objectives. Forward contracts are agreements between two parties to exchange different currencies at a specified rate at an agreed upon future date. The fair value of a forward contract fluctuates with changes in currency exchange rates. Outstanding forward contracts are valued daily at current forward rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward contract was opened and the value at the time it was settled.

The risks to the Funds of entering into forward contracts include the inability of counterparties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets.

Details of forward contracts, if any, at period end are included in the Schedules of Investments under the caption “Forward Contracts.”

ii.	Credit default swap contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into credit default swap agreements to enhance the Funds’ returns, increase liquidity and/or gain exposure to certain instruments or markets (i.e., the corporate bond market) in a relatively efficient way. The credit default swap agreement may have as a reference obligation one or more securities that are or are not currently held by a Fund. The Funds may enter into credit default swap agreements either as a buyer or seller. The buyer in a credit default swap agreement is obligated to pay the seller a periodic fee, typically expressed in basis points on the principal amount of the underlying obligation (the “notional” amount), over the term of the agreement in return for a contingent payment upon the occurrence of a credit event with respect to the underlying reference obligation. A credit event is typically a default. If a Fund is a buyer and no credit event occurs, the Fund may lose its investment and recover nothing. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a seller, a Fund accrues for and receives a fixed rate of income throughout the term of the agreement, which typically is between one month and five years, provided that no credit event occurs. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit event occurs, the maximum payout amount for a sale contract is limited to the notional amount of the swap contract (“Maximum Payout Amount”). Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality. Interest paid to or by the Funds is accrued daily and included in realized gain (loss) on swap agreements. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swap agreements, including accruals of periodic amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts.

Credit default swaps sold by a Fund may involve greater risks than if a Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk and, with respect to over-the-counter credit default swaps, counterparty credit risk and credit risk of the issuer.

In addition, the value of the reference obligation received by a Fund as a seller if a credit event occurs, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. The Fund bears the risk that the counterparty will default, and this could result in a loss of the expected benefit of the transaction and possibly other losses to the Fund. Segregated collateral for swap contracts is presented in the Statements of Assets and Liabilities.

Details of swap contracts at period end are included in the Schedules of Investments under the caption “Swap Contracts.”

(Continued on next page)

DECEMBER 31, 2014	69

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

iii.	Futures contracts — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into futures contracts (“Futures”), including index and interest rate Futures, as a hedge against movements in the equity and bond markets in order to establish more definitively the effective return on securities held or intended to be acquired by the Funds or for other purposes permissible under the Commodity Exchange Act, including as a means to gain or reduce exposure to a reference instrument without actually buying or selling it.

When a Fund enters into Futures, it must deliver to an account controlled by the futures commission merchant (“FCM”) an amount referred to as “initial margin.” Initial margin requirements are determined by the respective exchanges on which the Futures are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the Futures. The account is marked-to-market daily and the unrealized gains or losses are recorded as variation margin and monitored by the Advisor and custodian on a daily basis. When Futures are closed out, the Fund recognizes a realized gain or loss.

The risks of entering into Futures include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instrument. The purchase of Futures involves the risk that the Fund could lose more than the amount invested in Futures. Margin for Futures is presented in the Statements of Assets and Liabilities.

Details of Futures at period end are included in the Schedules of Investments under the caption “Futures Contracts.”

For the six months ended December 31, 2014, the monthly average volume of derivative activities are as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased (U.S. Dollar amounts)	$—	$ N/A	$7,159,588	$48,363,174
Forward currency contracts sold (U.S. Dollar amounts)	—	N/A	—	51,691,332
Futures contracts long position (number of contracts)	—	—	—	—
Futures contracts short position (number of contracts)	—	—	31	7,311
Credit default swap contracts (Notional amount in U.S. Dollars)	$—	$—	$25,460,971	$125,530,271

For the six months ended December 31, 2014, the total number of derivative contracts entered into are as follows:

	Low Duration	Core	Core Plus	Unconstrained
	Bond	Bond	Bond	Bond
Forward currency contracts purchased	—	N/A	9	11
Forward currency contracts sold	—	N/A	—	2
Futures contracts long position	—	—	—	—
Futures contracts short position	—	—	50	26,345
Credit default swap contracts	—	—	13	26

(c)	To-Be-Announced Securities — The Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond Funds’ policies permit the Funds to enter into to-be-announced securities.

A to-be-announced mortgage-backed security (“TBA”) is a mortgage-backed security, such as a Ginnie Mae pass-through security, that is purchased or sold with specific pools of cash that will constitute that Ginnie Mae pass-through security, to be announced on a future settlement date. At the time of purchase of a TBA, the seller does not specify the particular mortgage-backed securities to be delivered but rather agrees to accept any mortgage-backed security that meets specified terms. The Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

TBAs increase interest rate risks because the underlying mortgages may be less favorable than anticipated by a Fund. As a purchaser of a TBA, the Fund will segregate or “earmark” cash or cash equivalent securities in accordance with procedures adopted by the Board equal to the value of the TBA, marked-to-market daily in accordance with pertinent SEC positions. As a seller of a TBA, the Fund will segregate or “earmark” in accordance with procedures adopted by the Board the equivalent deliverable security up to the obligation required to be delivered. Earmarked commitment for to-be-announced securities is presented in the Schedule of Investments. As of December 31, 2014, the Funds were not entered into to-be-announced securities.

(d)	Security Transactions and Related Investment Income — Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(e)	Foreign Currency and Risk — Amounts denominated in, or expected to settle in, foreign currencies (“FCs”) are translated into United States dollars (“US$”) at rates provided by an independent pricing service on the following basis:

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern Standard Time on December 31, 2014.

ii.	Purchases and sales of investment securities, income and expenses — at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statements of Operations.

70	SCOUT FUNDS SEMI-ANNUAL REPORT

Reported net realized foreign currency gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US$ equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(f)	Federal Income Taxes — The Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal income tax provision is required.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Management of the Funds has analyzed all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years for those Funds which have been in existence fewer than three years. As of and during the six months ended December 31, 2014, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of June 30, 2014, the following Funds had net capital loss carryovers:

(in thousands)	Small Cap	Core Bond
For losses expiring June 30,
2016	$625	$—
2017	313	—
2018	9,721	—
2019	—	—
Not subject to expiration:
Short-term	—	2,024
	$10,659	$2,024

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended June 30, 2014, the International, Emerging Markets, Global Equity, and Small Cap Funds utilized (in thousands) $276,162, $14, $234, and $28,802, respectively, of their capital loss carryovers.

Included in the net capital loss carryover for the Small Cap Fund is (in thousands) $938 of capital loss carryovers subject to certain limitations upon availability to offset future gains, if any, as the successor of a merger. During the fiscal year ended June 30, 2012, the Small Cap Fund forfeited (in thousands) $31,941 of capital loss carryovers acquired from the TrendStar Small Cap Fund due to the change in ownership rules in the tax law.

The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those post-enactment years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2014, the International and Unconstrained Bond Funds had (in thousands) $28,066 and $36,015 of post-October capital losses, respectively, which are deferred until July 1, 2014 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of June 30, 2014, the Small Cap Fund had (in thousands) $54 of qualified late-year ordinary losses, which are deferred until fiscal year 2015 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

(g)	Distributions to Shareholders — Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from GAAP. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

(h)	Amortization — Discounts and premiums on securities purchased are amortized over the life of the respective securities.

(i)	Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

(j)	Guarantees and Indemnifications — In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(k)	Multiple Share Classes – Bond Funds — The Core Bond, Core Plus Bond and Unconstrained Bond Funds each offer two classes of shares (Institutional Class and Class Y). Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(l)	Transfer in-kind – Core Plus Bond Fund — On November 30, 2012, the Core Plus Bond Fund received an in-kind transfer of securities from the account of an advisory client separately managed by the Advisor. The transfer was non-taxable, whereby the Fund issued 233,033 shares equal to the market value of the securities received. The investment portfolio of the securities transferred had a fair value of $7,953,408. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value.

(Continued on next page)

DECEMBER 31, 2014	71

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

2.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

(a)	Investment Advisory Fees — The Trust, on behalf of the Funds, has entered into an Investment Advisory Agreement (the “Agreement”) with the Advisor. Each of the Funds were subject to fees at the following annual rates under the Agreement for the period from July 1, 2014 through December 31, 2014:

International — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Emerging Markets — 0.85% of average daily net assets.

Global Equity — 0.80% of average daily net assets.

Equity Opportunity — 0.75% of average daily net assets.

Mid Cap — 0.80% of the first $1 billion of average daily net assets and 0.70% of average daily net assets over $1 billion.

Small Cap — 0.75% of the first $1 billion of average daily net assets and 0.65% of average daily net assets over $1 billion.

Low Duration Bond — 0.30% of average daily net assets.

Core Bond and Core Plus Bond — 0.40% of the respective Fund’s average daily net assets.

Unconstrained Bond — 0.60% of the first $3 billion of average daily net assets and 0.55% of average daily net assets over $3 billion.

The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2015 for the Emerging Markets, Global Equity, Equity Opportunity, Mid Cap and Low Duration Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees and non-routine expenses and, with respect to the Low Duration Bond Fund, excluding any short sale dividend and interest expenses) do not exceed 1.10%, 1.10%, 1.10%, 1.40% and 0.40%, respectively, of each Fund’s average daily net assets. Prior to October 31, 2014, the Advisor had agreed to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses for the Emerging Markets, Global Equity, Equity Opportunity to the extent necessary so that Total Annual Fund Operating Expenses do not exceed 1.40%, 1.40%, 1.25%, respectively, of each Fund’s average daily net assets. The Advisor has entered into contractual agreements to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2015 for the Core Bond and Core Plus Bond Funds to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, non-routine expenses, Rule 12b-1 fees, shareholder servicing fees, and short sale dividend and interest expenses) do not exceed 0.40% of each Fund’s average daily net assets. The Advisor has entered into a contractual agreement to waive all or a portion of its advisory fees and, if necessary, to assume certain other expenses through October 30, 2015 for the Unconstrained Bond Fund to the extent necessary so that Total Annual Fund Operating Expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, short sale dividend and interest expenses, and non-routine expenses) do not exceed 0.50% of the average daily net assets of the Institutional Class shares and 0.80% of the average daily net assets of the Class Y shares. After their expiration date, the Trust’s Board and the Advisor may agree to continue, modify or terminate the expense limitation arrangements.

Under the expense limitation agreements described above, if Total Annual Fund Operating Expenses would fall below the current expense limit, the Advisor may cause a Fund’s expenses to remain at the current expense limit while it is reimbursed for fees previously waived or expenses previously assumed to the extent such fees were waived or expenses were assumed during the three years following the end of the fiscal year in which the Advisor waived fees or assumed expenses for the Fund, provided that such reimbursement will not cause a Fund to exceed any applicable expense limit that was in place when the fees were waived or expenses assumed.

(b)	Administrative Fees — The Trust, on behalf of the Funds, has entered into an Administrative Services Agreement with the Advisor for administrative services the Advisor provides to the Funds. Each of the Funds were subject to a fee at the annual rate of 0.05% of a Fund’s average daily net assets for the period from July 1, 2014 through December 31, 2014.

(c)	Administration and Fund Accounting Fees — The Trust, on behalf of the Funds, has entered into an Administration and Fund Accounting Agreement (the “Agreement”) with UMB Fund Services, Inc. (“UMBFS”), an affiliate of the Advisor. Each of the Funds were subject to the following fees under the Agreement for the period from July 1, 2014 through December 31, 2014:

International, Emerging Markets and Global Equity — 0.120% of the first $250 million of average daily net assets, 0.095% of the next $250 million of average daily net assets, 0.070% of the next $250 million of average daily net assets and 0.050% of average daily net assets over $750 million.

Equity Opportunity, Mid Cap and Small Cap — 0.100% of the first $250 million of average daily net assets, 0.075% of the next $250 million of average daily net assets, 0.050% of the next $250 million of average daily net assets and 0.030% of average daily net assets over $750 million.

Low Duration Bond, Core Bond, Core Plus Bond and Unconstrained Bond — 0.050% of the first $1.25 billion of average daily net assets and 0.030% of average daily net assets over $1.25 billion.

In addition to the asset based fee, the Core Bond, Core Plus Bond and Unconstrained Bond Funds pay a monthly multi-class fee in the amount of $1,500 per class.

(d)	Redemption Fees — Effective June 30, 2014, shareholders of the Emerging Markets Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Advisor. Redemption fees are recorded by the Fund as a reduction of shares redeemed and as a credit to capital. For the six months ended December 31, 2014, the Fund received (in thousands) $0 in redemption fees.

(e)	Transfer Agent Fees — UMBFS also serves as the Funds’ transfer agent. UMBFS is paid a fee for these services based on the number of shareholder accounts and activity levels.

(f)	Custodian Fees — UMB Bank, n.a. (the “Bank”), an affiliate of the Advisor, serves as the Funds’ custodian. The Bank receives a fee for its services based on the value of securities held in the Funds and the number of transactions.

(g)	Director Fees — Certain of the Trustees and Officers of the Trust are Trustees and Officers of one or more of the above affiliates. Each Trustee, other than those affiliated with the Advisor, will receive an annual retainer of $70,000, plus reimbursement of related expenses. In addition, the independent chair will receive an annual retainer of $26,000 and each committee chair will receive an annual retainer of $10,000. These expenses are allocated on a pro-rata basis to each Fund of the Trust according to its respective net assets.

(h)	Related Party Transactions — The Funds may invest in the UMB Money Market Fiduciary, which acts as a bank deposit that provides interest income for short-term investment purposes. This investment vehicle is not publicly traded on open markets. UMB Bank, n.a. is an affiliate of the Advisor.

72	SCOUT FUNDS SEMI-ANNUAL REPORT

3.	DISTRIBUTION PLAN, SHAREHOLDER SERVICING PLAN AND SUB-TRANSFER AGENT FEES

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act on behalf of the Class Y shares of the Core Bond, Core Plus Bond and Unconstrained Bond Funds (the “12b-1 Plans”). Pursuant to the 12b-1 Plans, each Fund pays a monthly fee of 0.25% per annum of the average daily net assets of each such Fund’s respective Class Y shares to the Distributor, various brokers, dealers or other financial intermediaries who perform activities or incur expenses intended to result in the sale of Class Y shares of the Funds. For the six months ended December 31, 2014, the Core Bond, Core Plus Bond and Unconstrained Bond Funds incurred (in thousands) $4, $107 and $564, respectively, under the 12b-1 Plans.

The Trust has adopted a shareholder servicing plan on behalf of the Class Y shares of the Core Bond and Core Plus Bond Funds (the “Shareholder Servicing Plan”). Pursuant to the Shareholder Servicing Plan, each Fund pays a fee, as directed by the Advisor, of up to 0.15% on an annual basis of the average daily net asset value of the Class Y shares of a Fund to the various brokers, dealers and other financial intermediaries who provide certain shareholder services to shareholders of the Funds, including establishing and maintaining shareholder accounts, mailing prospectuses, account statements and other Fund documents to shareholders, processing shareholder transactions and providing other recordkeeping and administrative services. For the six months ended December 31, 2014, the Core Bond and Core Plus Bond Funds incurred (in thousands) $2 and $47, respectively, under the Shareholder Servicing Plan.

Shares of the Scout Funds serviced through financial intermediaries are subject to asset-based fees payable for recordkeeping and shareholder services provided by those intermediaries. The Funds are authorized to pay an annual fee of up to 0.15% or 0.10%, depending on the share class and account type. With respect to the Class Y shares of the Core Bond and Core Plus Bond Funds, the payment for these fees is made through the Shareholder Servicing Plan, as described above. These fees are included within the “Transfer agent and related service fees and expenses” line items in the Statements of Assets and Liabilities and Statements of Operations.

4.	INVESTMENT TRANSACTIONS

The aggregate amount of security transactions during the six months ended December 31, 2014, excluding short-term investments, were as follows:

	Other than
	U.S. Government	U.S. Government
Fund (in thousands)	Securities	Securities
International:
Purchases	$966,833	$—
Sales	3,384,049	—
Emerging Markets:
Purchases	9,178	—
Sales	3,999	—
Global Equity:
Purchases	2,084	—
Sales	1,765	—
Equity Opportunity:
Purchases	3,984	—
Sales	3,012	—
Mid Cap:
Purchases	2,048,007	—
Sales	2,466,730	—
Small Cap:
Purchases	30,492	—
Sales	41,743	—
Low Duration Bond:
Purchases	18,857	8,741
Sales/Maturity proceeds	6,508	8,760
Core Bond:
Purchases	9,000	114,867
Sales/Maturity proceeds	6,872	110,216
Core Plus Bond:
Purchases	35,390	442,982
Sales/Maturity proceeds	15,795	346,685
Unconstrained Bond:
Purchases	255,036	848,215
Sales/Maturity proceeds	92,787	1,211,041

(Continued on next page)

DECEMBER 31, 2014	73

NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2014 (Unaudited)

5. FEDERAL TAX INFORMATION

At December 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Unrealized appreciation	$1,493,037	$1,381	$1,880	$909	$208,921
Unrealized depreciation	(139,243)	(1,524)	(224)	(67)	(57,370)
Net unrealized appreciation (depreciation)	$1,353,794	$(143)	$1,656	$842	$151,551
Cost of securities on a tax basis	$4,127,410	$16,382	$6,903	$6,807	$1,888,800

		Low Duration	Core	Core Plus	Unconstrained
(in thousands)	Small Cap	Bond	Bond	Bond	Bond
Unrealized appreciation	$88,258	$71	$1,647	$6,838	$7,443
Unrealized depreciation	(15,825)	(218)	(589)	(1,028)	(2,861)
Net unrealized appreciation (depreciation)	$72,433	$(147)	$1,058	$5,810	$4,582
Cost of securities on a tax basis	$173,813	$39,082	$221,491	$655,304	$1,962,141

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the years or periods ended June 30, 2014 and 2013 were as follows:

			Emerging				Equity
	International		Markets		Global Equity		Opportunity	Mid Cap
	Year	Year	Year	Period	Year	Year	Period	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2014	2013	2014	2013	2014	2013	2014	2014	2013
Distributions paid from:
Ordinary income	$118,827	$172,491	$249	$25	$45	$40	$—	$45,721	$23,287
Net long-term capital gains	—	—	40	—	1	—	—	63,984	5,979
Total distributions paid	$118,827	$172,491	$289	$25	$46	$40	$—	$109,705	$29,266

			Low Duration						Unconstrained
	Small Cap		Bond		Core Bond		Core Plus Bond		Bond
	Year	Year	Year	Period	Year	Year	Year	Year	Year	Period
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
(in thousands)	2014	2013	2014	2013	2014	2013	2014	2013	2014	2013
Distributions paid from:
Ordinary income	$—	$791	$581	$210	$3,430	$6,671	$7,010	$28,539	$12,140	$5,150
Net long-term capital gains	—	—	—	—	883	117	2,071	1,811	3,545	201
Total distributions paid	$—	$791	$581	$210	$4,313	$6,788	$9,081	$30,350	$15,685	$5,351

74	SCOUT FUNDS SEMI-ANNUAL REPORT

As of June 30, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

		Emerging		Equity
(in thousands)	International	Markets	Global Equity	Opportunity	Mid Cap
Undistributed ordinary income	$10,645	$68	$—	$78	$69,671
Undistributed long-term capital gains	60,359	377	152	—	193,291
Tax accumulated earnings	71,004	445	152	78	262,962
Accumulated capital and other losses	(28,066)	—	—	—	—
Unrealized appreciation on investments	2,679,177	1,332	1,796	472	331,406
Unrealized appreciation (depreciation) on foreign currency	535	(10)	—	—	—
Total accumulated earnings (deficit)	$2,722,650	$1,767	$1,948	$550	$594,368

		Low
		Duration		Core	Unconstrained
(in thousands)	Small Cap	Bond	Core Bond	Plus Bond	Bond
Undistributed ordinary income	$—	$—	$—	$80	$946
Undistributed long-term capital gains	—	79	—	425	7
Tax accumulated earnings	—	79	—	505	953
Accumulated capital and other losses	(10,713)	—	(2,025)	—	(36,015)
Unrealized appreciation on investments	88,207	57	1,723	7,066	9,568
Unrealized appreciation (depreciation) on foreign currency	—	—	—	—	—
Total accumulated earnings (deficit)	$77,494	$136	$(302)	$7,571	$(25,494)

(Continued on next page)

DECEMBER 31, 2014	75

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

6. OTHER DERIVATIVE INFORMATION

At December 31, 2014, the Funds have invested in derivative contracts which are reflected on the Statements of Assets and Liabilities as follows:

		Asset Derivatives		Liability Derivatives
		Statement of Assets	Fair Value	Statement of Assets	Fair Value
	Risk Exposure Category	and Liabilities Location	Amount	and Liabilities Location	Amount
Core Plus Bond (in thousands)	Foreign exchange contracts	Realized gain on forward contracts	$453	Unrealized depreciation on open forward contracts	$455
	Interest rate contracts		—	Variation margin	14
	Credit contracts	Premiums paid on open swap contracts	1,252		—
		Unrealized appreciation on open swap contracts	316		—

	Total		$2,021		$469

Unconstrained Bond (in thousands)	Foreign exchange contracts	Realized gain on forward contract	$4,629	Unrealized depreciation on open forward contracts	$5,077
	Interest rate contracts		—	Variation margin	1,997
	Credit contracts	Premiums paid on open swap contracts	6,762		—
		Unrealized appreciation on open swap contracts	1,127		—

	Total		$12,158		$7,074

For the six months ended December 31, 2014, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

				Net Increase (Decrease)
			Net Realized	in Unrealized
			Gain(Loss) on	Appreciation/
			Derivatives	Depreciation on
			Recognized	Derivatives Recognized
	Risk Exposure Category	Derivative Instrument	in Income	in Income
Core Plus Bond (in thousands)	Foreign exchange contracts	Forward contracts	$453	$(455)
	Interest rate contracts	Futures contracts	55	(62)
	Credit contracts	Swap contracts	800	182
	Total		$1,308	$(335)

Unconstrained Bond (in thousands)	Foreign exchange contracts	Forward contracts	$9,352	$(4,669)
	Interest rate contracts	Futures contracts	(46,185)	(23,674)
	Credit contracts	Swap contracts	4,412	565
	Total		$(32,421)	$(27,778)

See Note 1(b) regarding derivative financial instruments.

76	SCOUT FUNDS SEMI-ANNUAL REPORT

7. DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

Financial Accounting Standards Board Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities requires an entity that has financial instruments that are either 1) offset or 2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the Statements of Assets and Liabilities to present below. Gross amounts recognized in the Statement of Assets and Liabilities, amounts related to financial instruments/ cash collateral not offset in the Statements of Assets and Liabilities and net amounts are presented below:

		Amounts Not Offset in the
		Statement of Assets and Liabilities
	Gross Amounts Recognized in	Financial
	Statement of Assets and Liabilities	Instruments Pledged(a)	Cash Collateral Pledged(b)	Net Amount Payable
Core Plus Bond (in thousands)
Unrealized depreciation on open forward contracts – liability payable	$455	$(316)	$(139)	$—
Unconstrained Bond (in thousands)
Unrealized depreciation on open forward contracts – liability payable	$5,077	$(1,127)	$(3,950)	$—

(a)	Amounts relate to master netting agreements and collateral agreements (for example, ISDA) which have been determined by the company to be legally enforceable in the event of default and where certain other criteria are met in accordance with applicable offsetting accounting guidance.

(b)	Amounts relate to master netting agreements and collateral agreements which have been determined by the company to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the statement of assets and liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

8. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements disclosures.

9. SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred after year end through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during that period that materially impacted the amounts or disclosures in the Funds’ financial statements.

(Continued on next page)

DECEMBER 31, 2014	77

EXPENSE EXAMPLES

December 31, 2014 (Unaudited)

As a shareholder of the Scout Funds, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. In addition, shareholders of the Emerging Markets Fund will be charged a 2.00% redemption fee for shares redeemed or exchanged within 60 days of purchase. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 to December 31, 2014.

Actual Expenses

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in a Fund through a financial intermediary or the redemption fee charged in certain circumstances for the Emerging Markets Fund. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/14-
Fund	7/1/14	12/31/14	Ratio	12/31/14*

International:
Actual	$1,000.00	$932.90	1.0409%	$5.07
Hypothetical	1,000.00	1,019.75	1.0409	5.30
Emerging Markets:
Actual	1,000.00	931.70	1.2867	6.26
Hypothetical	1,000.00	1,018.51	1.2867	6.55
Global Equity:
Actual	1,000.00	983.40	1.2975	6.49
Hypothetical	1,000.00	1,018.46	1.2975	6.60
Equity Opportunity:
Actual	1,000.00	1,056.80	1.1961	6.20
Hypothetical	1,000.00	1,018.97	1.1961	6.09
Mid Cap:
Actual	1,000.00	986.60	1.0227	5.12
Hypothetical	1,000.00	1,019.84	1.0227	5.21
Small Cap:
Actual	1,000.00	1,029.40	1.1215	5.74
Hypothetical	1,000.00	1,019.35	1.1215	5.71
Low Duration Bond:
Actual	1,000.00	1,001.20	0.4000	2.02
Hypothetical	1,000.00	1,022.98	0.4000	2.04
Core Bond - Institutional Class:
Actual	1,000.00	1,003.80	0.4000	2.02
Hypothetical	1,000.00	1,022.98	0.4000	2.04
Core Bond - Class Y:
Actual	1,000.00	1,002.00	0.7628	3.85
Hypothetical	1,000.00	1,021.16	0.7628	3.89
Core Plus Bond - Institutional Class:
Actual	1,000.00	1,006.00	0.4000	2.02
Hypothetical	1,000.00	1,022.98	0.4000	2.04
Core Plus Bond - Class Y:
Actual	1,000.00	1,004.10	0.7617	3.85
Hypothetical	1,000.00	1,021.16	0.7617	3.88
Unconstrained Bond - Institutional Class:
Actual	1,000.00	973.70	0.5002	2.49
Hypothetical	1,000.00	1,022.48	0.5002	2.55
Unconstrained Bond - Class Y:
Actual	1,000.00	972.20	0.8002	3.98
Hypothetical	1,000.00	1,020.97	0.8002	4.08

*	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the six month period, multiplied by the number of days in the most recent fiscal half-year 184/365 (to reflect the six month period).

78	SCOUT FUNDS SEMI-ANNUAL REPORT

GLOSSARY OF INVESTMENT TERMS

EQUITY FUNDS

Alpha is the measure of performance on a risk-adjusted basis. Alpha takes the volatility (price risk) of a mutual fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha.

Beta is a measure of the funds sensitivity to market movements. A portfolio with a beta greater than 1 is more volatile than the market and a portfolio with a beta less than 1 is less volatile than the market.

Downside Capture is a statistical measure of an investment manager’s overall performance in down-markets. The downside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has dropped.

EPS (earnings per share) is a rough measurement of the amount of a company’s profit that can be allocated to one share of its stock.

EPS Growth (Hist 5 Yr) is a measure of the annualized growth rate of net-income-per share over the trailing 5 years for the stocks currently held by the fund.

Market Cap is the total dollar market value of all of a company’s outstanding shares.

Price/Book Ratio is used to compare a stock’s market value to its book value. It is calculated by dividing the current closing price of the stock by the latest quarter’s book value per share.

R-squared reflects the percentage of a fund’s movement explained by movements in its benchmark.

Return On Equity amount of net income returned as a percentage of shareholders equity.

Sharpe Ratio uses a fund’s standard deviation and its excess return (the difference between the fund’s return and risk-free return of 90-day Treasury Bills) to determine reward per unit of risk.

Standard Deviation is a calculation used to measure variability of a portfolio’s performance.

Turnover Ratio is the percentage of a mutual fund’s holdings that have been “turned over” or replaced with other holdings in a given year.

Upside Capture is a statistical measure of an investment manager’s overall performance in up-markets. The upside capture ratio is used to evaluate how well or poorly an investment manager performed relative to an index during periods when that index has risen.

12-Month Historical P/E ratio is the ratio of a stocks’ latest closing price to its per share earnings over the last 12 months.

BOND FUNDS

Average Duration is a time measure of a bond’s interest-rate sensitivity, based on the weighted average of the time periods over which a bond’s cash flows accrue to the bondholder. Time periods are weighted by multiplying by the present value of its cash flow divided by the bond’s price.

Average Maturity is computed by weighting the maturity of each security in the portfolio by the market value of the security, then averaging these weighted figures.

30-Day SEC Yield is an annualized yield based on the most recent trailing 30 day period. This hypothetical income will differ (at times, significantly) from the fund's actual experience; as a result, income distributions from the fund may be higher or lower than implied by the SEC yield.

DECEMBER 31, 2014	79

This page left blank intentionally.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 800-996-2862 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.scoutfunds.com. Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014 is available without charge, upon request, by calling 800-996-2862 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report has been prepared for the information of the Shareholders of the Scout International Fund, the Scout Emerging Markets Fund, the Scout Global Equity Fund, the Scout Equity Opportunity Fund, the Scout Mid Cap Fund, the Scout Small Cap Fund, the Scout Low Duration Bond Fund, the Scout Core Bond Fund, the Scout Core Plus Bond Fund, and the Scout Unconstrained Bond Fund, and is not to be construed as an offering of the shares of the Funds.

Not authorized for distribution unless accompanied or preceded by a current Scout Funds Prospectus.

The Scout Funds are distributed by UMB Distribution Services, LLC, an affiliate of UMB Financial Corporation, and managed by Scout Investments, Inc., a subsidiary of UMB Financial Corporation.

SCOUT INVESTMENTS

International & Global Funds

Scout International Fund (UMBWX)

Scout Emerging Markets Fund (SEMFX)

Scout Global Equity Fund (SCGLX)

Domestic Equity Funds

Scout Equity Opportunity Fund (SEOFX)

Scout Mid Cap Fund (UMBMX)

Scout Small Cap Fund (UMBHX)

Fixed Income Funds

Scout Low Duration Bond Fund (SCLDX)

Scout Core Bond Fund

Institutional Class (SCCIX)

Class Y (SCCYX)

Scout Core Plus Bond Fund

Institutional Class (SCPZX)

Class Y (SCPYX)

Scout Unconstrained Bond Fund

Institutional Class (SUBFX)

Class Y (SUBYX)

INVESTMENT ADVISOR

Scout Investments, Inc.

Kansas City, Missouri

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

Kansas City, Missouri

LEGAL COUNSEL

Stradley Ronon Stevens & Young, LLP

Philadelphia, Pennsylvania

CUSTODIAN

UMB Bank, n.a.

Kansas City, Missouri

DISTRIBUTOR

UMB Distribution Services, LLC

Milwaukee, Wisconsin

TRANSFER AGENT

UMB Fund Services, Inc.

Milwaukee, Wisconsin

P.O. Box 1241, Milwaukee, WI 53201-1241 1-800-996-2862 scoutfunds@scoutinv.com scoutinv.com SCOUT, SCOUT INVESTMENTS – Reg. U.S. Tm. Off.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Scout Funds

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew J. Iseman
Andrew J. Iseman
Principal Executive Officer
February 27, 2015

/s/ Scott A. Betz
Scott A. Betz
Principal Financial Officer
February 27, 2015